UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04642

                      Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Financial Plaza

                             Hartford, CT 06103-2608

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                             Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS VARIABLE INSURANCE TRUST

June 30, 2020
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus Rampart Enhanced Core Equity Series*
Virtus SGA International Growth Series
Virtus Strategic Allocation Series
*Prospectus supplement applicable to this series appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the Series’ shareholder reports from your insurance company unless you specifically request paper copies from the insurance company. If your insurance company elects to use this method of delivery, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive paper copies of all future shareholder reports free of charge from the insurance company. You can do so by contacting the insurance company. Your election to receive reports in paper likely will apply to all of the funds available in your insurance product, but you should ask your insurance company whether this is the case.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

MESSAGE TO SHAREHOLDERS
To Virtus Variable Insurance Trust Investors:
I am pleased to present this semiannual report that reviews the performance of your Series for the six months ended June 30, 2020.
The first six months of 2020 saw one of the fastest market declines in history, followed by one of the quickest rebounds. In response to the global coronavirus pandemic, policymakers moved quickly to add liquidity to the economy and help cushion the initial blow to the economy. As June drew to a close, however, uncertainty persisted about the course of the virus and the potential ongoing impact on markets and the economy.
Despite the recovery in the second quarter, many asset classes posted negative returns for the six months ended June 30, 2020. U.S. large-capitalization stocks were down 3.08% as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, declined 12.98%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 11.34% for the six months, while emerging markets lost 9.78%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.66% at June 30, 2020, down from 2.00% at June 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt, rallied during the six months to post a return of 6.14%. Non-investment grade bonds were down 3.80% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
After the unpredictable events of the first half of 2020, and with a presidential election looming, some investors may be tempted to reduce their exposure to the markets. But most investors’ long-term goals haven’t changed. Investing over time in a well-diversified portfolio of stocks, bonds, and cash has been an effective way to weather the short-term storms and reach your destination. Talk to your financial advisor about the risk/return profile of your investment portfolio, and consider updates to meet your current needs.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Please visit us at Virtus.com or call our customer service team at 800-367-5877 if you require assistance or have questions about your Series. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Variable Insurance Trust
August 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS VARIABLE INSURANCE TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2020 TO June 30, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As an investor in a Virtus Variable Insurance Trust series (each, a “Series”), you incur ongoing costs, including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 863.70	1.14%	$ 5.28
	Class I	1,000.00	865.20	0.89	4.13
KAR Capital Growth Series
	Class A	1,000.00	1,163.10	1.03	5.54
KAR Small-Cap Growth Series
	Class A	1,000.00	1,111.10	1.16	6.09
	Class I	1,000.00	1,112.20	0.91	4.78
KAR Small-Cap Value Series
	Class A	1,000.00	1,003.40	1.10	5.48
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	992.70	0.94	4.66
	Class I	1,000.00	992.70	0.69	3.42
Rampart Enhanced Core Equity Series
	Class A	1,000.00	946.10	0.98	4.74
SGA International Growth Series
	Class A	1,000.00	1,005.90	1.16	5.79
	Class I	1,000.00	1,007.60	0.91	4.54
Strategic Allocation Series
	Class A	1,000.00	1,091.40	0.98	5.10

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Series’ prospectus.

VIRTUS VARIABLE INSURANCE TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2020 TO June 30, 2020
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 1,019.19	1.14%	$ 5.72
	Class I	1,000.00	1,020.44	0.89	4.47
KAR Capital Growth Series
	Class A	1,000.00	1,019.74	1.03	5.17
KAR Small-Cap Growth Series
	Class A	1,000.00	1,019.10	1.16	5.82
	Class I	1,000.00	1,020.34	0.91	4.57
KAR Small-Cap Value Series
	Class A	1,000.00	1,019.39	1.10	5.52
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	1,020.19	0.94	4.72
	Class I	1,000.00	1,021.43	0.69	3.47
Rampart Enhanced Core Equity Series
	Class A	1,000.00	1,019.99	0.98	4.92
SGA International Growth Series
	Class A	1,000.00	1,019.10	1.16	5.82
	Class I	1,000.00	1,020.34	0.91	4.57
Strategic Allocation Series
	Class A	1,000.00	1,019.99	0.98	4.92

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Series’ prospectus.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) June 30, 2020
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

VIRTUS VARIABLE INSURANCE TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2020
For each Series, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2020.
Duff & Phelps Real Estate Securities Series
Industrial/Office	27%
Residential	23
Data Centers	13
Retail	12
Health Care	9
Specialty	6
Self Storage	6
Other (includes short-term investment)	4
Total	100%
KAR Capital Growth Series
Information Technology	32%
Consumer Discretionary	25
Communication Services	15
Industrials	9
Health Care	6
Financials	6
Consumer Staples	5
Other	2
Total	100%
KAR Small-Cap Growth Series
Information Technology	25%
Financials	16
Communication Services	16
Consumer Discretionary	15
Industrials	15
Health Care	6
Consumer Staples	5
Short-Term Investment	2
Total	100%
KAR Small-Cap Value Series
Industrials	39%
Financials	15
Information Technology	12
Consumer Discretionary	10
Materials	8
Consumer Staples	8
Real Estate	5
Other (includes short-term investment)	3
Total	100%
Newfleet Multi-Sector Intermediate Bond Series
Corporate Bonds and Notes		55%
Financials	14%
Energy	6
Materials	5
All other Corporate Bonds and Notes	30
Mortgage-Backed Securities		14
Asset-Backed Securities		10
Leveraged Loans		9
Foreign Government Securities		7
Preferred Stocks		2
Other		3
Total		100%
Rampart Enhanced Core Equity Series
Information Technology	28%
Health Care	14
Consumer Discretionary	11
Communication Services	11
Financials	10
Industrials	7
Consumer Staples	6
Other	13
Total	100%
SGA International Growth Series
Consumer Staples	20%
Health Care	17
Financials	16
Information Technology	16
Consumer Discretionary	15
Materials	7
Industrials	5
Other (includes short-term investment)	4
Total	100%
Strategic Allocation Series
Common Stocks		67%
Information Technology	19%
Consumer Discretionary	14
Communication Services	12
All Other Common Stocks	22
Corporate Bonds and Notes		12
Financials	5
All Other Corporate Bonds and Notes	7
Mortgage-Backed Securities		8
U.S. Government Securities		5
Asset-Backed Securities		3
Municipal Bonds		2
Short-Term Investment		1
Other		2
Total		100%

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Real Estate Investment Trusts—99.1%
Data Centers—13.1%
CyrusOne, Inc.	33,332	$ 2,425
Equinix, Inc.	8,927	6,269
		8,694

Diversified—1.5%
VEREIT, Inc.	157,000	1,010
Health Care—9.4%
Healthcare Trust of America, Inc. Class A	76,700	2,034
Healthpeak Properties, Inc.	99,250	2,735
Welltower, Inc.	28,240	1,462
		6,231

Industrial/Office—26.9%
Industrial—15.2%
Americold Realty Trust	13,967	507
Duke Realty Corp.	87,946	3,112
Prologis, Inc.	58,352	5,446
Rexford Industrial Realty, Inc.	24,600	1,019
		10,084

Office—11.7%
Alexandria Real Estate Equities, Inc.	15,017	2,437
Boston Properties, Inc.	19,300	1,744
Cousins Properties, Inc.	74,512	2,223
Douglas Emmett, Inc.	43,840	1,344
		7,748

Total Industrial/Office		17,832

Lodging/Resorts—2.4%
Host Hotels & Resorts, Inc.	28,064	303
RLJ Lodging Trust	69,235	653
Ryman Hospitality Properties, Inc.	17,447	604
		1,560

Residential—23.2%
Apartments—13.5%
Apartment Investment and Management Co. Class A	44,415	1,672
AvalonBay Communities, Inc.	19,479	3,012
Equity Residential	44,020	2,589
Mid-America Apartment Communities, Inc.	14,600	1,674
		8,947

Manufactured Homes—4.4%
Sun Communities, Inc.	21,451	2,911
Single Family Homes—5.3%
American Homes 4 Rent Class A	90,300	2,429
Invitation Homes, Inc.	39,950	1,100
		3,529

Total Residential		15,387

	Shares	Value

Retail—11.5%
Free Standing—4.7%
Spirit Realty Capital, Inc.	42,504	$ 1,482
STORE Capital Corp.	66,970	1,594
		3,076

Regional Malls—2.2%
Simon Property Group, Inc.	21,551	1,474
Shopping Centers—4.6%
Brixmor Property Group, Inc.	113,092	1,450
Regency Centers Corp.	35,250	1,617
		3,067

Total Retail		7,617

Self Storage—5.5%
CubeSmart	59,500	1,606
Extra Space Storage, Inc.	21,666	2,001
		3,607

Specialty—5.6%
Crown Castle International Corp.	11,550	1,933
VICI Properties, Inc.	88,650	1,790
		3,723

Total Common Stocks (Identified Cost $55,732)		65,661

Total Long-Term Investments—99.1% (Identified Cost $55,732)		65,661

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(1)	335	— (2)
Total Short-Term Investment (Identified Cost $—)(2)		— (2)

TOTAL INVESTMENTS—99.1% (Identified Cost $55,732)		$65,661
Other assets and liabilities, net—0.9%		612
NET ASSETS—100.0%		$66,273

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Amount is less than $500.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$65,661	$65,661
Money Market Mutual Fund	— (1)	— (1)
Total Investments	$65,661	$65,661

(1)	Amount is less than $500.
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—1.0%
Information Technology—1.0%
Disco Topco Holdings (Cayman) LP Class E(1)(2)(3)	614,023	$ 2,427
Total Convertible Preferred Stock (Identified Cost $2,427)		2,427

Common Stocks—98.8%
Communication Services—14.6%
Activision Blizzard, Inc.	46,870	3,557
Facebook, Inc. Class A(2)	63,052	14,317
Netflix, Inc.(2)	24,160	10,994
Tencent Holdings Ltd. ADR	134,560	8,612
		37,480

Consumer Discretionary—25.0%
Alibaba Group Holding Ltd. Sponsored ADR(2)	61,058	13,170
Amazon.com, Inc.(2)	8,760	24,167
Home Depot, Inc. (The)	14,928	3,740
Las Vegas Sands Corp.	76,062	3,464
McDonald’s Corp.	15,230	2,810
MercadoLibre, Inc.(2)	5,680	5,599
NIKE, Inc. Class B	64,525	6,327
Ross Stores, Inc.	41,727	3,557
Trip.com Group Ltd. ADR(2)	61,090	1,583
		64,417

Consumer Staples—4.6%
Estee Lauder Cos., Inc. (The) Class A	6,840	1,291
McCormick & Co., Inc.	16,640	2,985
Monster Beverage Corp.(2)	50,905	3,529
Procter & Gamble Co. (The)	34,710	4,150
		11,955

Financials—5.7%
Bank of America Corp.	206,090	4,895
CME Group, Inc.	14,790	2,404
MarketAxess Holdings, Inc.	11,370	5,695
Progressive Corp. (The)	22,070	1,768
		14,762

Health Care—6.4%
Danaher Corp.	28,047	4,959
HealthEquity, Inc.(2)	31,960	1,875
Illumina, Inc.(2)	6,860	2,541
Zoetis, Inc.	51,274	7,027
		16,402

Industrials—9.3%
CoStar Group, Inc.(2)	8,070	5,735
	Shares	Value

Industrials—continued
Equifax, Inc.	15,010	$ 2,580
Fair Isaac Corp.(2)	8,490	3,549
Kansas City Southern	24,460	3,652
Roper Technologies, Inc.	13,152	5,106
Uber Technologies, Inc.(2)	102,990	3,201
		23,823

Information Technology—31.2%
Accenture plc Class A	19,001	4,080
Amphenol Corp. Class A	58,784	5,632
Avalara, Inc.(2)	67,900	9,037
Bill.com Holdings, Inc.(2)	145,467	13,123
NVIDIA Corp.	30,710	11,667
Paycom Software, Inc.(2)	32,772	10,150
Trade Desk, Inc. (The) Class A(2)	21,470	8,728
Visa, Inc. Class A	59,498	11,493
Workday, Inc. Class A(2)	33,710	6,316
		80,226

Materials—2.0%
Ecolab, Inc.	26,114	5,195
Total Common Stocks (Identified Cost $92,151)		254,260

Total Long-Term Investments—99.8% (Identified Cost $94,578)		256,687

TOTAL INVESTMENTS—99.8% (Identified Cost $94,578)		$256,687
Other assets and liabilities, net—0.2%		583
NET ASSETS—100.0%		$257,270

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.

Country Weightings†
United States	91%
China	9
Total	100%
† % of total investments as of June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$254,260	$254,260	$ —
Convertible Preferred Stock	2,427	—	2,427
Total Investments	$256,687	$254,260	$2,427
There were no securities valued using significant observable inputs (Level 2) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significant lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of December 31, 2019:	$ —	$ —
Purchases	2,427	2,427
Balance as of June 30, 2020	$2,427	$2,427
Disco Topco Holdings (Cayman) LP Class E
The significant unobservable inputs used in the fair value measurement of this non-public convertible preferred stock is based on the cost of the most recent investment by the Series purchased within thirty days of June 30, 2020. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Financial Statements

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—2.3%
Information Technology—2.3%
Disco Topco Holdings (Cayman) LP Class E(1)(2)(3)	651,292	$ 2,574
Total Convertible Preferred Stock (Identified Cost $2,574)		2,574

Common Stocks—92.5%
Communication Services—15.0%
Auto Trader Group plc	837,000	5,459
Autohome, Inc. ADR	83,670	6,317
Rightmove plc	710,930	4,810
		16,586

Consumer Discretionary—14.7%
Fox Factory Holding Corp.(2)	90,355	7,464
Ollie’s Bargain Outlet Holdings, Inc.(2)	90,139	8,802
		16,266

Consumer Staples—4.6%
Chefs’ Warehouse, Inc. (The)(2)	55,660	756
Grocery Outlet Holding Corp.(2)	78,365	3,197
PriceSmart, Inc.	18,500	1,116
		5,069

Financials—15.8%
FactSet Research Systems, Inc.	12,729	4,181
Goosehead Insurance, Inc. Class A(2)	23,760	1,786
Interactive Brokers Group, Inc. Class A	77,630	3,243
MarketAxess Holdings, Inc.	8,113	4,064
Morningstar, Inc.	24,510	3,455
Oportun Financial Corp.(2)	53,880	724
		17,453

Health Care—5.7%
Mesa Laboratories, Inc.	5,435	1,179
National Research Corp.	50,660	2,949
U.S. Physical Therapy, Inc.	27,600	2,236
		6,364

Industrials—14.7%
AAON, Inc.	81,000	4,398
HEICO Corp. Class A	36,270	2,947
Old Dominion Freight Line, Inc.	40,099	6,800
Omega Flex, Inc.	19,859	2,101
		16,246

Information Technology—22.0%
Aspen Technology, Inc.(2)	33,014	3,420
	Shares	Value

Information Technology—continued
Avalara, Inc.(2)	31,840	$ 4,238
Bill.com Holdings, Inc.(2)	63,735	5,749
Blackline, Inc.(2)	57,190	4,742
NVE Corp.	8,850	547
Paycom Software, Inc.(2)	8,561	2,652
SPS Commerce, Inc.(2)	39,122	2,939
		24,287

Total Common Stocks (Identified Cost $48,376)		102,271

Total Long-Term Investments—94.8% (Identified Cost $50,950)		104,845

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(4)	2,102,341	2,102
Total Short-Term Investment (Identified Cost $2,102)		2,102

TOTAL INVESTMENTS—96.7% (Identified Cost $53,052)		$106,947
Other assets and liabilities, net—3.3%		3,617
NET ASSETS—100.0%		$110,564

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	84%
United Kingdom	10
China	6
Total	100%
† % of total investments as of June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$102,271	$102,271	$ —
Convertible Preferred Stock	2,574	—	2,574
Money Market Mutual Fund	2,102	2,102	—
Total Investments	$106,947	$104,373	$2,574
There were no securities valued using significant observable inputs (Level 2) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of December 31, 2019:	$ —	$ —
Purchases	2,574	2,574
Balance as of June 30, 2020	$2,574	$2,574
Disco Topco Holdings (Cayman) LP Class E
The significant unobservable inputs used in the fair value measurement of this non-public convertible preferred stock is based on the cost of the most recent investment by the Series purchased within thirty days of June 30, 2020. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Financial Statements

KAR Small-Cap Value Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—95.8%
Consumer Discretionary—10.2%
Cheesecake Factory, Inc. (The)	84,830	$ 1,944
ServiceMaster Global Holdings, Inc.(1)	61,134	2,182
Thor Industries, Inc.	31,467	3,352
		7,478

Consumer Staples—7.3%
National Beverage Corp.(1)	50,190	3,063
WD-40 Co.	11,700	2,320
		5,383

Financials—14.9%
Bank of Hawaii Corp.	33,970	2,086
First Financial Bankshares, Inc.	34,962	1,010
Houlihan Lokey, Inc.	57,290	3,188
Primerica, Inc.	18,140	2,115
RLI Corp.	28,150	2,311
Stock Yards Bancorp, Inc.	4,185	168
		10,878

Health Care—1.9%
Anika Therapeutics, Inc.(1)	37,150	1,402
Industrials—37.4%
Albany International Corp. Class A	40,589	2,383
Armstrong World Industries, Inc.	24,438	1,905
Construction Partners, Inc. Class A(1)	67,000	1,190
CoreLogic, Inc.	57,750	3,882
Graco, Inc.	49,610	2,381
John Bean Technologies Corp.	8,884	764
Landstar System, Inc.	20,230	2,272
Lincoln Electric Holdings, Inc.	18,560	1,563
RBC Bearings, Inc.(1)	17,770	2,382
SiteOne Landscape Supply, Inc.(1)	34,427	3,924
UniFirst Corp.	9,853	1,763
Watsco, Inc.	16,950	3,012
		27,421

Information Technology—11.7%
American Software, Inc. Class A	74,500	1,174
	Shares	Value

Information Technology—continued
Badger Meter, Inc.	28,156	$ 1,772
Brooks Automation, Inc.	80,720	3,571
Jack Henry & Associates, Inc.	11,090	2,041
		8,558

Materials—7.8%
Scotts Miracle-Gro Co. (The)	42,292	5,687
Real Estate—4.6%
MGM Growth Properties LLC Class A	124,240	3,380
Total Common Stocks (Identified Cost $45,188)		70,187

Total Long-Term Investments—95.8% (Identified Cost $45,188)		70,187

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	681,649	682
Total Short-Term Investment (Identified Cost $682)		682

TOTAL INVESTMENTS—96.7% (Identified Cost $45,870)		$70,869
Other assets and liabilities, net—3.3%		2,396
NET ASSETS—100.0%		$73,265

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Series’ investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$70,187	$70,187
Money Market Mutual Fund	682	682
Total Investments	$70,869	$70,869
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.9%
U.S. Treasury Bond 2.875%, 5/15/49	$ 715	$ 967
Total U.S. Government Security (Identified Cost $881)		967

Municipal Bonds—0.7%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	40
Michigan—0.2%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/34	160	160
Virginia—0.5%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	625	599
Total Municipal Bonds (Identified Cost $822)		799

Foreign Government Securities—6.7%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	295	17
RegS 7.650%, 4/21/25(1)(2)	825	47
Dominican Republic
144A 6.875%, 1/29/26(3)	130	136
144A 5.950%, 1/25/27(3)	100	101
Federative Republic of Brazil 3.875%, 6/12/30	200	193
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	300	366
Kingdom of Saudi Arabia 144A 3.625%, 3/4/28(3)	470	516
Republic of Argentine 5.875%, 1/11/28(1)	685	275
Republic of Colombia 3.000%, 1/30/30	250	247
Republic of Egypt 144A 7.600%, 3/1/29(3)	200	203
Republic of Ghana 144A 8.125%, 3/26/32(3)	200	188
Republic of Indonesia
2.850%, 2/14/30	200	204
144A 4.350%, 1/8/27(3)	440	488
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	200	199
Republic of Kenya 144A 8.000%, 5/22/32(3)	200	197
Republic of Panama 4.300%, 4/29/53	355	423
Republic of South Africa 5.650%, 9/27/47	390	338
	Par Value	Value

Foreign Government Securities—continued
Republic of Turkey
7.625%, 4/26/29	$ 400	$ 421
5.250%, 3/13/30	400	358
Republic of Uruguay 5.100%, 6/18/50	80	103
Russian Federation
RegS 4.375%, 3/21/29(2)	200	227
RegS 5.250%, 6/23/47(2)	400	528
State of Israel 2.750%, 7/3/30	345	380
State of Qatar 144A 3.750%, 4/16/30(3)	320	364
Ukraine 144A 7.750%, 9/1/25(3)	305	318
United Mexican States
4.500%, 4/22/29	260	283
Series M 6.500%, 6/9/22	6,713 MXN	302
Total Foreign Government Securities (Identified Cost $8,043)		7,422

Mortgage-Backed Securities—14.1%
Agency—0.7%
Federal National Mortgage Association
Pool #AT2016 3.000%, 4/1/43	300	323
Pool #AS4992 3.500%, 5/1/45	176	188
Pool #AS9393 4.000%, 4/1/47	80	85
Pool #MA3121 4.000%, 9/1/47	184	196
		792

Non-Agency—13.4%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	435	478
2015-SFR1, A 144A 3.467%, 4/17/52(3)	308	330
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	379
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	76	78
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	121	123
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	159	162
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	67	68
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	275	286
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	130	135
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	$ 295	$ 272
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	41	42
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	208	211
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	58	60
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.762%, 4/25/44(3)(4)	77	81
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	10	10
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	96	99
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	103	103
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	81	83
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	148	152
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	181	185
2019-H1, A1 144A 2.657%, 10/25/59(3)(4)	86	88
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	93	94
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	177	180
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	295	316
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	82	84
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	122	126
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	193	194
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	245	247
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	355	354
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	76	76
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	44	44
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.385%, 6/25/52(3)(4)	175	174
MetLife Securitization Trust
2017-1A, M1 144A 3.674%, 4/25/55(3)(4)	150	155
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	281	297
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	132
New Residential Mortgage Loan Trust
	Par Value	Value

Non-Agency—continued
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	$ 165	$ 177
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	137	147
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	117	125
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	268	297
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	111	119
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	221	234
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	266	270
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	175	182
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	260	272
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	281	280
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(3)	270	273
2018-SFR2, B 144A 3.841%, 8/17/35(3)	545	557
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	523	551
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	278	279
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	465	479
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(3)(4)	346	347
2019-2, A1 144A 3.475%, 11/25/24(3)(4)	213	213
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	15	15
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	303	307
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(4)	155	156
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	302	310
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	23	23
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	135	143
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	315	327
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	135	144
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	180	187
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	125	127
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	$ 72	$ 73
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	315	329
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.085%, 4/25/48(3)(4)	198	195
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	235	243
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	240	238
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	105	104
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	174	175
2020-NPL2, A1A 144A 2.981%, 2/25/50(3)(4)	109	107
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	415	413
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	149	152
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	217	222
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	140	148
		14,838

Total Mortgage-Backed Securities (Identified Cost $15,252)		15,630

Asset-Backed Securities—9.9%
Automobiles—6.5%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(3)	86	86
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(3)	119	120
2018-4, C 144A 3.970%, 1/13/25(3)	355	361
2020-2, D 144A 5.650%, 5/13/26(3)	215	226
AmeriCredit Automobile Receivables Trust 2018-1, D 3.820%, 3/18/24	295	305
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(3)	355	359
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	340	345
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(3)	310	318
DT Auto Owner Trust 2018-1A, C 144A 3.470%, 12/15/23(3)	135	135
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	365	380
2019-1A, D 144A 4.130%, 12/16/24(3)	355	367
2019-3A, C 144A 2.790%, 5/15/24(3)	295	300
	Par Value	Value

Automobiles—continued
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(3)	$ 400	$ 407
2019-1, C 144A 3.600%, 2/18/25(3)	235	242
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(3)	320	322
GLS Auto Receivables Issuer Trust 2019-4A, B 144A 2.780%, 9/16/24(3)	425	431
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(3)	410	415
2018-3A, C 144A 4.180%, 7/15/24(3)	455	471
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(3)	325	320
2018-1A, A 144A 3.290%, 2/25/24(3)	129	128
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	295	297
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	286	288
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	295	292
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	300	301
		7,216

Consumer Loans—0.2%
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(3)	239	240
Other—3.1%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(3)	125	125
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	355	318
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	353	360
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	154	150
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	95	95
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	295	290
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	360	361
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	240	245
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	335	340
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	335	336
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	222	223
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	295	299
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(3)	143	138
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(4)	$ 115	$ 115
		3,395

Student Loan—0.1%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	60	60
Total Asset-Backed Securities (Identified Cost $10,801)		10,911

Corporate Bonds and Notes—54.4%
Communication Services—5.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	250	236
Baidu, Inc. 3.425%, 4/7/30	290	314
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	240	243
CCO Holdings LLC
144A 4.750%, 3/1/30(3)	115	118
144A 4.500%, 8/15/30(3)	205	209
CenturyLink, Inc. 144A 4.000%, 2/15/27(3)	35	34
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	245	250
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	62	58
144A 5.125%, 8/15/27(3)	80	77
Consolidated Communications, Inc. 6.500%, 10/1/22	190	175
CSC Holdings LLC
144A 4.125%, 12/1/30(3)	240	238
144A 4.625%, 12/1/30(3)	200	194
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	105	76
144A 6.625%, 8/15/27(3)	180	97
DISH DBS Corp.
5.875%, 7/15/22	125	127
7.750%, 7/1/26	110	117
144A 7.375%, 7/1/28(3)	60	60
Frontier Communications Corp. 144A 8.500%, 4/1/26(3)	110	104
iHeartCommunications, Inc. 8.375%, 5/1/27	106	97
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	260	262
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(3)	260	265
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	145	145
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(3)	55	50
144A 4.750%, 10/15/27(3)	120	103
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	170	113
Meredith Corp. 6.875%, 2/1/26	145	120
	Par Value	Value

Communication Services—continued
Northwest Fiber LLC 144A 10.750%, 6/1/28(3)	$ 105	$ 109
Outfront Media Capital LLC 144A 6.250%, 6/15/25(3)	160	161
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(3)	105	111
Sprint Corp. 7.875%, 9/15/23	160	180
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(3)	62	63
144A 5.152%, 3/20/28(3)	200	230
Telesat Canada
144A 4.875%, 6/1/27(3)	80	78
144A 6.500%, 10/15/27(3)	220	217
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	400	451
T-Mobile USA, Inc. 144A 2.550%, 2/15/31(3)	215	216
Twitter, Inc. 144A 3.875%, 12/15/27(3)	260	260
Univision Communications, Inc.
144A 5.125%, 2/15/25(3)	175	165
144A 6.625%, 6/1/27(3)	45	43
Virgin Media Finance plc 144A 5.000%, 7/15/30(3)	220	215
		6,381

Consumer Discretionary—5.2%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	180	175
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	215	209
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	215	222
Carnival Corp. 144A 11.500%, 4/1/23(3)	40	43
Clarios Global LP 144A 8.500%, 5/15/27(3)	200	201
Colt Merger Sub, Inc. 144A 5.750%, 7/1/25(3)	5	5
COLT Merger Sub, Inc.
144A 6.250%, 7/1/25(3)	55	55
144A 8.125%, 7/1/27(3)	40	39
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	110	117
Dana, Inc. 5.375%, 11/15/27	154	153
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	130	110
Expedia Group, Inc.
144A 6.250%, 5/1/25(3)	160	171
144A 7.000%, 5/1/25(3)	15	16
Ford Motor Co. 9.000%, 4/22/25	162	175
Ford Motor Credit Co. LLC 5.125%, 6/16/25	200	200
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	285	234
General Motors Co. 6.800%, 10/1/27	145	169
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	$ 130	$ 73
Hanesbrands, Inc. 144A 5.375%, 5/15/25(3)	215	217
Jaguar Holding Co. II 144A 5.000%, 6/15/28(3)	90	92
Lear Corp. 3.800%, 9/15/27	290	294
Lithia Motors, Inc. 144A 4.625%, 12/15/27(3)	125	124
M/I Homes, Inc. 4.950%, 2/1/28	230	228
Marriott Ownership Resorts, Inc. 144A 6.125%, 9/15/25(3)	85	87
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	135	138
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	120	104
PulteGroup, Inc. 7.875%, 6/15/32	180	230
QVC, Inc. 4.750%, 2/15/27	125	121
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(3)	30	30
Sands China Ltd. 144A 4.375%, 6/18/30(3)	220	229
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	80	71
144A 7.000%, 5/15/28(3)	40	32
Station Casinos LLC 144A 4.500%, 2/15/28(3)	135	113
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(3)	115	118
TRI Pointe Group, Inc. 5.875%, 6/15/24	155	160
Under Armour, Inc. 3.250%, 6/15/26	170	150
VF Corp. 2.950%, 4/23/30	275	294
Vista Outdoor, Inc. 5.875%, 10/1/23	235	230
Weekley Homes LLC 6.625%, 8/15/25	215	217
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(3)	35	35
		5,681

Consumer Staples—2.3%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	235	235
Altria Group, Inc. 4.800%, 2/14/29	450	525
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	320
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	320	362
BAT Capital Corp. 4.906%, 4/2/30	245	288
Chobani LLC 144A 7.500%, 4/15/25(3)	180	174
Kraft Heinz Foods Co. 144A 3.875%, 5/15/27(3)	190	198
	Par Value	Value

Consumer Staples—continued
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	$ 140	$ 134
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	295	317
		2,553

Energy—7.0%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	225	151
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	105	83
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	260	231
BP Capital Markets plc 4.875% (5)(6)	330	341
Callon Petroleum Co. 6.125%, 10/1/24	101	34
Cheniere Energy Partners LP
5.625%, 10/1/26	125	124
144A 4.500%, 10/1/29(3)	105	102
CITGO Holding, Inc. 144A 9.250%, 8/1/24(3)	110	110
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(3)	110	110
CrownRock LP 144A 5.625%, 10/15/25(3)	240	215
DCP Midstream Operating LP
5.375%, 7/15/25	45	45
5.625%, 7/15/27	10	10
Denbury Resources, Inc. 144A 9.250%, 3/31/22(1)(3)	94	38
Energy Transfer Partners LP 5.000%, 10/1/22	314	334
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	45	45
144A 6.500%, 7/1/27(3)	50	51
Geopark Ltd. 144A 6.500%, 9/21/24(3)	270	248
HollyFrontier Corp. 5.875%, 4/1/26	360	398
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	595	644
Kinder Morgan, Inc. 7.750%, 1/15/32	225	314
MEG Energy Corp. 144A 7.125%, 2/1/27(3)	130	108
Nabors Industries, Inc. 5.750%, 2/1/25	65	26
Occidental Petroleum Corp.
2.700%, 8/15/22	60	56
3.500%, 8/15/29	55	40
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(7)	441	40
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)	60	— (8)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	185	167
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	180	136
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	760	969
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Petrobras Global Finance B.V.
5.999%, 1/27/28	$ 180	$ 189
5.750%, 2/1/29	180	185
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	650	16
Petroleos Mexicanos
6.375%, 1/23/45	185	138
6.350%, 2/12/48	300	223
144A 5.950%, 1/28/31(3)	305	252
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	220	245
Plains All American Pipeline LP 3.800%, 9/15/30	270	266
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	175	188
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)(9)	120	1
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	320	377
Targa Resources Partners LP 5.875%, 4/15/26	170	168
Transocean, Inc. 144A 8.000%, 2/1/27(3)	130	72
USA Compression Partners LP 6.875%, 4/1/26	110	106
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	165	99
		7,695

Financials—10.8%
Acrisure LLC
144A 8.125%, 2/15/24(3)	80	83
144A 7.000%, 11/15/25(3)	270	258
AerCap Ireland Capital DAC 3.650%, 7/21/27	310	274
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	280	289
Athene Holding Ltd. 4.125%, 1/12/28	325	335
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335	373
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	355	293
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	275	256
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	215	226
Bank of America Corp. 4.200%, 8/26/24	223	247
Bank of Montreal 3.803%, 12/15/32	326	351
Brighthouse Financial, Inc.
3.700%, 6/22/27	106	108
5.625%, 5/15/30	210	233
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	270	266
Capital One Financial Corp. 3.750%, 7/28/26	405	442
Charles Schwab Corp. (The) Series G 5.375% (6)	277	296
Citadel LP 144A 4.875%, 1/15/27(3)	235	243
	Par Value	Value

Financials—continued
Citigroup, Inc. 3.980%, 3/20/30	$ 265	$ 304
Discover Bank 4.682%, 8/9/28	340	343
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440	440
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	365	391
Goldman Sachs Group, Inc. (The) 3.850%, 1/26/27	280	316
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	335	360
ICAHN Enterprises LP 6.250%, 5/15/26	255	255
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	235	232
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100	108
Jefferies Group LLC 4.850%, 1/15/27	60	66
JPMorgan Chase & Co.
2.950%, 10/1/26	475	522
2.956%, 5/13/31	540	574
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	130	104
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	32
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.175%, 4/20/67(4)(5)	365	240
MSCI, Inc. 144A 4.000%, 11/15/29(3)	175	179
Navient Corp.
6.750%, 6/25/25	175	167
5.000%, 3/15/27	60	50
NMI Holdings, Inc. 144A 7.375%, 6/1/25(3)	70	73
Prudential Financial, Inc. 5.875%, 9/15/42	280	298
Santander Holdings USA, Inc.
3.500%, 6/7/24	175	184
4.400%, 7/13/27	200	217
Springleaf Finance Corp.
7.125%, 3/15/26	110	114
5.375%, 11/15/29	20	19
Synchrony Financial 3.950%, 12/1/27	410	429
Synovus Financial Corp. 5.900%, 2/7/29	164	160
Toronto-Dominion Bank (The) 3.625%, 9/15/31	295	329
Voya Financial, Inc. 5.650%, 5/15/53	240	242
Wells Fargo & Co. Series S 5.900% (5)(6)	300	297
Zions Bancorp NA 3.250%, 10/29/29	350	345
		11,963

Health Care—3.3%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	41	38
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Avantor, Inc. 144A 9.000%, 10/1/25(3)	$ 145	$ 156
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	90	98
144A 8.500%, 1/31/27(3)	100	106
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	140	144
Centene Corp.
4.625%, 12/15/29	100	106
144A 5.375%, 6/1/26(3)	75	78
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)	145	143
Community Health Systems, Inc. 144A 6.625%, 2/15/25(3)	110	103
Encompass Health Corp.
4.500%, 2/1/28	160	153
4.750%, 2/1/30	25	24
Endo Dac 144A 6.000%, 7/15/23(3)	100	75
HCA, Inc.
5.625%, 9/1/28	185	206
4.125%, 6/15/29	305	336
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(3)	270	279
LifePoint Health, Inc.
144A 6.750%, 4/15/25(3)	50	52
144A 4.375%, 2/15/27(3)	85	80
Ortho-Clinical Diagnostics, Inc. 144A 7.375%, 6/1/25(3)	55	56
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	75	77
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	300	327
Select Medical Corp. 144A 6.250%, 8/15/26(3)	190	192
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	35	32
144A 10.000%, 4/15/27(3)	100	100
Tenet Healthcare Corp.
8.125%, 4/1/22	60	63
4.625%, 7/15/24	70	69
144A 7.500%, 4/1/25(3)	15	16
144A 5.125%, 11/1/27(3)	80	79
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	270	241
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	230	223
		3,652

Industrials—4.4%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	235	247
American Airlines, Inc. 144A 11.750%, 7/15/25(3)	110	103
ASGN, Inc. 144A 4.625%, 5/15/28(3)	122	119
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	360	370
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	358	301
Boeing Co. (The)
5.150%, 5/1/30	175	195
	Par Value	Value

Industrials—continued
5.805%, 5/1/50	$ 69	$ 81
5.930%, 5/1/60	69	82
Bombardier, Inc.
144A 8.750%, 12/1/21(3)	155	126
144A 7.500%, 3/15/25(3)	120	78
BWX Technologies, Inc. 144A 4.125%, 6/30/28(3)	30	30
Compass Group Diversified Holdings LLC 144A 8.000%, 5/1/26(3)	25	26
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	45	46
DP World plc 144A 6.850%, 7/2/37(3)	300	365
Garda World Security Corp. 144A 4.625%, 2/15/27(3)	115	113
GFL Environmental, Inc.
144A 7.000%, 6/1/26(3)	15	16
144A 8.500%, 5/1/27(3)	72	78
Hillenbrand, Inc. 4.500%, 9/15/26	320	321
Howmet Aerospace, Inc. 6.875%, 5/1/25	115	125
Meritor, Inc. 144A 6.250%, 6/1/25(3)	55	56
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(3)	55	55
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	287	247
Oshkosh Corp. 4.600%, 5/15/28	289	316
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	235	212
Standard Industries, Inc. 144A 4.375%, 7/15/30(3)	285	282
Stanley Black & Decker, Inc. 4.000%, 3/15/60(5)	267	267
Uber Technologies, Inc. 144A 7.500%, 5/15/25(3)	160	161
Waste Connections, Inc. 2.600%, 2/1/30	265	280
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(3)	135	142
		4,840

Information Technology—3.6%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	235	261
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	80	80
Broadcom, Inc. 144A 4.150%, 11/15/30(3)	280	305
Citrix Systems, Inc. 3.300%, 3/1/30	420	449
Dell International LLC 144A 8.100%, 7/15/36(3)	140	182
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)(10)	90	22
Flex Ltd. 3.750%, 2/1/26	210	222
Gartner, Inc. 144A 4.500%, 7/1/28(3)	50	51
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
HP, Inc. 3.400%, 6/17/30	$ 345	$ 355
Juniper Networks, Inc. 3.750%, 8/15/29	260	291
Microchip Technology, Inc. 144A 4.250%, 9/1/25(3)	280	282
Motorola Solutions, Inc.
4.600%, 2/23/28	228	259
4.600%, 5/23/29	120	138
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(3)	190	187
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	235	234
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	305	292
VMware, Inc.
3.900%, 8/21/27	230	244
4.700%, 5/15/30	125	138
		3,992

Materials—5.3%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	425	453
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(3)(11)	235	233
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(5)	225	259
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	160	154
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	340	358
Greif, Inc. 144A 6.500%, 3/1/27(3)	155	158
Hecla Mining Co. 7.250%, 2/15/28	200	203
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)	30	31
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	350	357
Kaiser Aluminum Corp.
144A 6.500%, 5/1/25(3)	20	21
144A 4.625%, 3/1/28(3)	120	115
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	250	251
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	250	227
Novelis Corp. 144A 4.750%, 1/30/30(3)	220	210
Olin Corp. 5.625%, 8/1/29	230	212
PolyOne Corp. 144A 5.750%, 5/15/25(3)	215	221
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	305	345
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(3)	175	179
Scotts Miracle-Gro Co. (The) 4.500%, 10/15/29	120	123
Sonoco Products Co. 3.125%, 5/1/30	325	339
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	400	420
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35	$ 260	$ 294
TPC Group, Inc. 144A 10.500%, 8/1/24(3)	55	49
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	180	184
144A 6.625%, 11/1/25(3)	130	124
Tronox, Inc. 144A 6.500%, 5/1/25(3)	205	206
United States Steel Corp. 144A 12.000%, 6/1/25(3)	160	164
		5,890

Real Estate—3.1%
American Campus Communities Operating Partnership LP 3.875%, 1/30/31	305	320
Brixmor Operating Partnership LP 4.050%, 7/1/30	285	291
EPR Properties 4.750%, 12/15/26	130	124
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	175	164
GLP Capital LP
5.250%, 6/1/25	185	201
5.750%, 6/1/28	64	71
5.300%, 1/15/29	95	103
Healthcare Realty Trust, Inc. 2.400%, 3/15/30	126	120
Healthcare Trust of America Holdings LP 3.100%, 2/15/30	215	217
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	245	238
iStar, Inc. 4.250%, 8/1/25	175	158
Life Storage LP
3.875%, 12/15/27	135	147
4.000%, 6/15/29	200	221
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(3)	25	25
MPT Operating Partnership LP
5.000%, 10/15/27	125	128
4.625%, 8/1/29	45	45
Office Properties Income Trust 4.500%, 2/1/25	385	374
Service Properties Trust
4.950%, 2/15/27	195	171
4.375%, 2/15/30	135	109
Uniti Group LP
8.250%, 10/15/23	105	99
144A 7.875%, 2/15/25(3)	55	56
		3,382

Utilities—3.6%
American Electric Power Co., Inc. 2.300%, 3/1/30	332	335
Black Hills Corp. 2.500%, 6/15/30	270	276
CMS Energy Corp. 4.750%, 6/1/50	275	280
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Dominion Energy, Inc. 3.375%, 4/1/30	$ 265	$ 293
DPL, Inc. 4.350%, 4/15/29	294	298
Edison International 4.950%, 4/15/25	280	308
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	185
Exelon Corp. 3.497%, 6/1/22	255	266
Ferrellgas Partners LP 8.625%, 6/15/20(1)	50	12
National Fuel Gas Co. 5.500%, 1/15/26	230	245
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	390	410
PG&E Corp. 5.250%, 7/1/30	30	30
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	55	55
144A 6.625%, 1/15/28(3)	205	201
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	190	199
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(9)	465	1
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	305	332
Vistra Operations Co. LLC 144A 3.700%, 1/30/27(3)	265	273
		3,999

Total Corporate Bonds and Notes (Identified Cost $60,263)		60,028

Leveraged Loans(4)—9.2%
Aerospace—0.4%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	180	171
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 6.194%, 8/18/25	90	86
Mileage Plus Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 0.000%, 6/25/27(12)	50	50
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.428%, 5/30/25	54	48
Tranche F (1 month LIBOR + 2.250%) 2.428%, 12/9/25	45	41
Tranche G (1 month LIBOR + 2.250%) 2.428%, 8/22/24	29	26
		422

Chemicals—0.3%
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.190%, 10/21/24	204	197
Innophos Holdings, Inc. (3 month LIBOR + 3.750%) 3.928%, 2/4/27	110	107
	Par Value	Value

Chemicals—continued
PQ Corp. Tranche B (3 month LIBOR + 3.000%) 0.000%, 2/7/27(12)	$ 15	$ 14
		318

Consumer Non-Durables—0.7%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	130	119
Diamond (BC) B.V.
(3 month LIBOR + 3.000%) 3.760%, 9/6/24	234	215
(3 month LIBOR + 5.000%) 6.000%, 9/6/24	60	59
Kronos Acquisition Holdings, Inc. Tranche B-3 (2 month LIBOR + 4.000%) 5.000%, 5/15/23	186	177
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.250%, 6/30/24	108	99
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.250%, 6/16/25	152	75
		744

Energy—0.4%
California Resources Corp. 2016 (3 month LIBOR + 10.375%) 0.000%, 12/31/21(1)(12)	190	9
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	94	90
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 6.250%, 4/11/22(10)	270	49
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	115	112
Illuminate Buyer LLC Tranche B (3 month LIBOR + 4.000%) 0.000%, 6/16/27(12)	30	29
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(1)(9)	1	— (8)
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.000%, 9/27/24	140	116
		405

Financial—0.4%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.678%, 8/4/25	110	109
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.178%, 6/16/25	71	65
Deerfield Dakota Holding LLC Tranche B, First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	110	107
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.931%, 6/28/23	167	160
		441

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—0.6%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	$ 119	$ 114
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	118	114
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.428%, 1/29/27	115	108
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.866%, 5/23/25	139	132
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	106	100
Shearer’s Foods LLC Second Lien (3 month LIBOR + 6.750%) 7.750%, 6/30/22	150	147
		715

Forest Prod / Containers—0.1%
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.322%, 1/31/25	80	70
Gaming / Leisure—0.8%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 4.250%, 7/3/23	348	296
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	30	30
Carnival Corp. (3 month LIBOR + 7.500%) 0.000%, 6/26/25(12)	40	38
Everi Payments, Inc.
(3 month LIBOR + 10.500%) 11.500%, 5/9/24	10	10
Tranche B (3 month LIBOR + 2.750%) 3.822%, 5/9/24	60	55
Landry’s Finance Acquisition Co. Tranche B (3 month LIBOR + 12.000%) 13.000%, 10/6/23	10	10
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	155	130
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.678%, 2/12/27	189	164
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.476%, 8/14/24	62	55
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 3.808%, 7/10/25	89	89
UFC Holdings LLC Tranche B (3 month LIBOR + 3.250%) 4.250%, 4/29/26	62	59
		936

Healthcare—1.3%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.685%, 10/31/25	123	116
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 3.188%, 1/4/26	40	38
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	184	176
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 2.940%, 11/27/25	52	50
	Par Value	Value

Healthcare—continued
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.072%, 6/7/23	$ 54	$ 52
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.928%, 10/10/25	105	68
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.928%, 11/17/25	197	184
Navicure, Inc. (1 month LIBOR + 4.000%) 4.178%, 10/22/26	85	81
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	138	119
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 3.429%, 6/30/25	68	64
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 3.435%, 3/5/26	189	182
Sotera Health Holdings LLC First Lien (1 month LIBOR + 4.500%) 5.500%, 12/11/26	120	117
Surgery Center Holdings, Inc. 2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	25	25
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.928%, 7/2/25	139	123
		1,395

Housing—0.1%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	78	77
Information Technology—1.0%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	112	111
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.438%, 10/9/26	85	80
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.428%, 10/2/25	129	121
Kronos, Inc.
2018 (1 month LIBOR + 3.000%) 3.179%, 11/1/23	228	228
Second Lien (1 month LIBOR + 8.250%) 9.250%, 11/1/24	99	99
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.928%, 4/16/25	60	58
Tranche B-4 (1 month LIBOR + 1.750%) 1.928%, 4/16/25	42	41
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 0.000%, 5/4/26(12)	180	178
Second Lien (3 month LIBOR + 6.750%) 0.000%, 5/3/27(12)	5	5
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 3.428%, 7/2/25	122	115
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.183%, 3/2/27	$ 45	$ 42
		1,078

Manufacturing—0.4%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	128	103
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.178%, 3/29/25	112	107
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	145	131
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	121	90
		431

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (3 month LIBOR + 3.250%) 3.430%, 8/24/26	90	72
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.923%, 9/18/26	91	87
		159

Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A.
(3 month LIBOR + 4.550%) 5.050%, 7/14/21	6	6
(3 month LIBOR + 4.550%) 5.050%, 7/14/21(13)	5	5
Tranche B-5 8.625%, 1/2/24(10)	79	79
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.685%, 4/30/28	50	47
		137

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/15/27	79	75
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	60	57
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.350%, 6/17/24	55	53
Northwest Fiber LLC Tranche B, First Lien (3 month LIBOR + 5.500%) 5.674%, 4/30/27(9)	25	25
		210

Media / Telecom - Wireless Communications—0.3%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.428%, 4/4/26	99	94
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.178%, 4/1/27	270	269
		363

	Par Value	Value

Retail—0.1%
Leslie’s Poolmart, Inc. Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 8/16/23(12)	$ 80	$ 76
Neiman Marcus Group Ltd. LLC
(1 month LIBOR + 11.333%) 12.306%, 10/7/20	26	26
(1 month LIBOR + 11.333%) 12.306%, 10/7/20(13)	8	8
(3 month LIBOR + 0.000%) 0.000%, 10/25/23(1)	129	33
		143

Service—1.2%
Cardtronics USA, Inc. (3 month LIBOR + 4.000%) 0.000%, 6/25/27(12)	80	78
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	121	111
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.184%, 2/6/26	204	199
GFL Environmental, Inc. 2018 (3 month LIBOR + 3.000%) 3.667%, 5/30/25	150	145
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 4.572%, 6/30/24	69	57
Pathway Vet Alliance LLC
(3 month LIBOR + 3.250%) 0.000%, 3/31/27(12)	95	92
First Lien (3 month LIBOR + 4.000%) 0.000%, 3/31/27(12)(13)	8	8
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.928%, 2/14/25	181	172
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 1/3/25	224	214
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.178%, 9/3/26	208	199
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	108	101
		1,376

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	153	124
Utility—0.6%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	165	160
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	227	218
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.430%, 4/5/26	119	115
Pacific Gas and Electric Co. (1 month LIBOR + 2.250%) 2.440%, 12/31/20	85	85
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Utility—continued
PG&E Corp. (3 month LIBOR + 4.500%) 5.500%, 6/18/25	$ 45	$ 44
		622

Total Leveraged Loans (Identified Cost $11,165)		10,166

	Shares
Preferred Stocks—2.0%
Financials—1.8%
Bank of New York Mellon Corp. (The) Series E, 3.726%(4)	290 (14)	275
Discover Financial Services Series D, 6.125%(5)	110 (14)	113
Huntington Bancshares, Inc. Series E, 5.700%	96 (14)	81
JPMorgan Chase & Co. Series HH, 4.600%	103 (14)	92
KeyCorp Series D, 5.000%(15)	300 (14)	283
M&T Bank Corp. Series F, 5.125%(15)	229 (14)	228
MetLife, Inc. Series D, 5.875%	173 (14)	183
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405 (14)	411
Truist Financial Corp. Series Q, 5.100%(5)	270 (14)	279
		1,945

Industrials—0.2%
General Electric Co. Series D, 5.000%	332 (14)	261
Total Preferred Stocks (Identified Cost $2,273)		2,206

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(16)	1,381	1
Consumer Discretionary—0.0%
Mark IV Industries(9)	828	4
Energy—0.0%
Frontera Energy Corp.	2,618	7
Total Common Stocks (Identified Cost $59)		12

Exchange-Traded Funds—0.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(17)	4,027	542
iShares iBoxx High Yield Corporate Bond ETF(17)	3,804	310
Total Exchange-Traded Funds (Identified Cost $812)		852

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(9)(16)	7,753	7
Total Rights (Identified Cost $7)		7

	Shares	Value

Warrant—0.0%
	Communication Services—0.0%
iHeartMedia, Inc.(9)	587	$ 5
	Total Warrant (Identified Cost $10)	5

	Total Long-Term Investments—98.7% (Identified Cost $110,388)	109,005

	TOTAL INVESTMENTS—98.7% (Identified Cost $110,388)	$109,005
	Other assets and liabilities, net—1.3%	1,380
	NET ASSETS—100.0%	$110,385

Abbreviations:
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security

Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $57,831 or 52.4% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	13% of the income received was in cash and 87% was in PIK.
(8)	Amount is less than $500.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	100% of the income received was in PIK.
(12)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
(13)	Represents unfunded portion of security and commitment fee earned on this portion.
(14)	Value shown as par value.
(15)	Interest may be forfeited.
(16)	Non-income producing.
(17)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	76%
Canada	3
Netherlands	3
Indonesia	2
Mexico	2
Cayman Islands	2
Bermuda	1
Other	11
Total	100%
† % of total investments as of June 30, 2020.
The following table summarizes the market value of the Series’ investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 10,911	$ —	$ 10,911	$—
Corporate Bonds and Notes	60,028	—	60,026	2
Foreign Government Securities	7,422	—	7,422	—
Leveraged Loans	10,166	—	10,141	25 (1)
Mortgage-Backed Securities	15,630	—	15,630	—
Municipal Bonds	799	—	799	—
U.S. Government Security	967	—	967	—
Equity Securities:
Preferred Stocks	2,206	—	2,206	—
Common Stocks	12	8	—	4
Rights	7	—	—	7
Warrant	5	—	—	5
Exchange-Traded Funds	852	852	—	—
Total Investments	$109,005	$860	$108,102	$43

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $174 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Series with an end of period value of $8 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2020.
See Notes to Financial Statements

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Communication Services—11.0%
Activision Blizzard, Inc.	2,882	$ 219
Alphabet, Inc. Class A(1)	1,006	1,427
Alphabet, Inc. Class C(1)	1,003	1,418
AT&T, Inc.	23,920	723
CenturyLink, Inc.	4,287	43
Charter Communications, Inc. Class A(1)	561	286
Comcast Corp. Class A	15,042	586
Discovery, Inc. Class A(1)	693	15
Discovery, Inc. Class C(1)	1,475	29
DISH Network Corp. Class A(1)	1,137	39
Electronic Arts, Inc.(1)	1,198	158
Facebook, Inc. Class A(1)	8,254	1,874
Fox Corp. Class A	1,542	41
Fox Corp. Class B	707	19
Interpublic Group of Cos., Inc. (The)	1,713	29
Live Nation Entertainment, Inc.(1)	617	27
Netflix, Inc.(1)	1,430	651
News Corp. Class A	1,720	20
News Corp. Class B	538	7
Omnicom Group, Inc.	947	52
Take-Two Interactive Software, Inc.(1)	480	67
T-Mobile US, Inc.(1)	1,655	172
Twitter, Inc.(1)	3,318	99
Verizon Communications, Inc.	13,516	745
ViacomCBS, Inc. Class B	2,322	54
Walt Disney Co. (The)	5,968	666
		9,466

Consumer Discretionary—11.1%
Advance Auto Parts, Inc.	244	35
Amazon.com, Inc.(1)	1,370	3,780
Aptiv plc	925	72
AutoZone, Inc.(1)	83	94
Best Buy Co., Inc.	803	70
Booking Holdings, Inc.(1)	149	237
BorgWarner, Inc.	742	26
CarMax, Inc.(1)	580	52
Carnival Corp.	1,705	28
Chipotle Mexican Grill, Inc.(1)	89	94
Darden Restaurants, Inc.	464	35
Dollar General Corp.	876	167
Dollar Tree, Inc.(1)	833	77
Domino’s Pizza, Inc.	133	49
eBay, Inc.	2,678	140
Expedia Group, Inc.	502	41
Ford Motor Co.	13,936	85
Gap, Inc. (The)	771	10
Garmin Ltd.	500	49
General Motors Co.	4,505	114
Genuine Parts Co.	516	45
H&R Block, Inc.	701	10
Hanesbrands, Inc.	1,300	15
Harley-Davidson, Inc.	552	13
Hasbro, Inc.	453	34
Hilton Worldwide Holdings, Inc.	1,005	74
Home Depot, Inc. (The)	3,857	966
Horton (D.R.), Inc.	1,179	65
Kohl’s Corp.	569	12
L Brands, Inc.	832	12
Las Vegas Sands Corp.	1,214	55
Leggett & Platt, Inc.	465	16
	Shares	Value

Consumer Discretionary—continued
Lennar Corp. Class A	960	$ 59
LKQ Corp.(1)	1,076	28
Lowe’s Cos., Inc.	2,694	364
Marriott International, Inc. Class A	983	84
McDonald’s Corp.	2,664	491
MGM Resorts International	1,854	31
Mohawk Industries, Inc.(1)	214	22
Newell Brands, Inc.	1,371	22
NIKE, Inc. Class B	4,436	435
Nordstrom, Inc.	381	6
Norwegian Cruise Line Holdings Ltd.(1)	922	15
NVR, Inc.(1)	12	39
O’Reilly Automotive, Inc.(1)	262	111
PulteGroup, Inc.	888	30
PVH Corp.	263	13
Ralph Lauren Corp.	181	13
Ross Stores, Inc.	1,302	111
Royal Caribbean Cruises Ltd.	624	31
Starbucks Corp.	4,154	306
Tapestry, Inc.	987	13
Target Corp.	1,767	212
Tiffany & Co.	376	46
TJX Cos., Inc. (The)	4,306	218
Tractor Supply Co.	412	54
Ulta Beauty, Inc.(1)	208	42
Under Armour, Inc. Class A(1)	671	7
Under Armour, Inc. Class C(1)	692	6
VF Corp.	1,172	71
Whirlpool Corp.	220	29
Wynn Resorts Ltd.	349	26
Yum! Brands, Inc.	1,068	93
		9,600

Consumer Staples—6.4%
Altria Group, Inc.	5,735	225
Archer-Daniels-Midland Co.	1,753	70
Brown-Forman Corp. Class B	576	37
Campbell Soup Co.	518	26
Church & Dwight Co., Inc.	753	58
Clorox Co. (The)	380	83
Coca-Cola Co. (The)	11,986	536
Colgate-Palmolive Co.	2,646	194
Conagra Brands, Inc.	1,511	53
Constellation Brands, Inc. Class A	523	91
Costco Wholesale Corp.	1,370	415
Coty, Inc. Class A	974	4
Estee Lauder Cos., Inc. (The) Class A	698	132
General Mills, Inc.	1,877	116
Hershey Co. (The)	462	60
Hormel Foods Corp.	860	42
J.M. Smucker Co. (The)	353	37
Kellogg Co.	768	51
Kimberly-Clark Corp.	1,053	149
Kraft Heinz Co.(The)	1,948	62
Kroger Co. (The)	2,490	84
Lamb Weston Holdings, Inc.	458	29
McCormick & Co., Inc.	381	68
Molson Coors Beverage Co. Class B	594	20
Mondelez International, Inc. Class A	4,453	228
Monster Beverage Corp.(1)	1,194	83
PepsiCo, Inc.	4,327	572
Philip Morris International, Inc.	4,782	335
See Notes to Financial Statements

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
Procter & Gamble Co. (The)	7,707	$ 922
Sysco Corp.	1,602	88
Tyson Foods, Inc. Class A	938	56
Walgreens Boots Alliance, Inc.	2,363	100
Walmart, Inc.	4,356	522
		5,548

Energy—3.0%
Apache Corp.	1,321	18
Baker Hughes Co.	2,292	35
Cabot Oil & Gas Corp.	1,458	25
Chevron Corp.	6,590	588
Concho Resources, Inc.	728	38
ConocoPhillips	3,795	160
Devon Energy Corp.	1,389	16
Diamondback Energy, Inc.	581	24
EOG Resources, Inc.	2,101	106
Exxon Mobil Corp.	14,549	651
Halliburton Co.	3,189	41
Hess Corp.	941	49
HollyFrontier Corp.	537	16
Kinder Morgan, Inc.	6,673	101
Marathon Oil Corp.	2,874	18
Marathon Petroleum Corp.	2,299	86
National Oilwell Varco, Inc.	1,405	17
Noble Energy, Inc.	1,719	15
Occidental Petroleum Corp.	3,224	59
ONEOK, Inc.	1,457	48
Phillips 66	1,585	114
Pioneer Natural Resources Co.	598	58
Schlumberger Ltd.	4,963	91
TechnipFMC plc	1,481	10
Valero Energy Corp.	1,492	88
Williams Cos., Inc. (The)	4,252	81
		2,553

Financials—9.5%
Aflac, Inc.	2,290	83
Allstate Corp. (The)	1,013	98
American Express Co.	2,089	199
American International Group, Inc.	2,761	86
Ameriprise Financial, Inc.	392	59
Aon plc Class A	724	139
Assurant, Inc.	190	20
Bank of America Corp.	25,562	607
Bank of New York Mellon Corp. (The)	2,658	103
Berkley (W.R.) Corp.	456	26
Berkshire Hathaway, Inc. Class B(1)	6,148	1,098
BlackRock, Inc.	469	255
Capital One Financial Corp.	1,478	93
Cboe Global Markets, Inc.	343	32
Charles Schwab Corp. (The)	3,572	121
Chubb Ltd.	1,415	179
Cincinnati Financial Corp.	470	30
Citigroup, Inc.	6,948	355
Citizens Financial Group, Inc.	1,359	34
CME Group, Inc.	1,109	180
Comerica, Inc.	453	17
Discover Financial Services	983	49
E*TRADE Financial Corp.	705	35
Everest Re Group Ltd.	128	26
Fifth Third Bancorp	2,208	43
	Shares	Value

Financials—continued
First Republic Bank	529	$ 56
Franklin Resources, Inc.	860	18
Gallagher (Arthur J.) & Co.	582	57
Globe Life, Inc.	312	23
Goldman Sachs Group, Inc. (The)	998	197
Hartford Financial Services Group, Inc. (The)	1,126	43
Huntington Bancshares, Inc.	3,241	29
Intercontinental Exchange, Inc.	1,727	158
Invesco Ltd.	1,151	12
JPMorgan Chase & Co.	9,861	928
KeyCorp	3,095	38
Lincoln National Corp.	632	23
Loews Corp.	814	28
M&T Bank Corp.	413	43
MarketAxess Holdings, Inc.	118	59
Marsh & McLennan Cos., Inc.	1,571	169
MetLife, Inc.	2,447	89
Moody’s Corp.	504	139
Morgan Stanley	3,630	175
MSCI, Inc.	263	88
Nasdaq, Inc.	354	42
Northern Trust Corp.	664	53
People’s United Financial, Inc.	1,416	16
PNC Financial Services Group, Inc. (The)	1,377	145
Principal Financial Group, Inc.	808	34
Progressive Corp. (The)	1,798	144
Prudential Financial, Inc.	1,255	76
Raymond James Financial, Inc.	389	27
Regions Financial Corp.	3,047	34
S&P Global, Inc.	761	251
State Street Corp.	1,156	74
SVB Financial Group(1)	163	35
Synchrony Financial	1,765	39
T. Rowe Price Group, Inc.	722	89
Travelers Cos., Inc. (The)	813	93
Truist Financial Corp.	4,267	160
U.S. Bancorp	4,462	164
Unum Group	658	11
Wells Fargo & Co.	12,205	313
Willis Towers Watson plc	398	78
Zions Bancorp NA	532	18
		8,235

Health Care—13.5%
Abbott Laboratories	5,499	503
AbbVie, Inc.	5,450	535
ABIOMED, Inc.(1)	139	34
Agilent Technologies, Inc.	962	85
Alexion Pharmaceuticals, Inc.(1)	682	76
Align Technology, Inc.(1)	225	62
AmerisourceBergen Corp.	465	47
Amgen, Inc.	1,834	433
Anthem, Inc.	797	210
Baxter International, Inc.	1,582	136
Becton Dickinson and Co.	909	217
Biogen, Inc.(1)	564	151
Boston Scientific Corp.(1)	4,394	154
Bristol-Myers Squibb Co.	7,377	434
Cardinal Health, Inc.	915	48
Centene Corp.(1)	1,822	116
Cerner Corp.	981	67
Cigna Corp.	1,181	222
See Notes to Financial Statements

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Health Care—continued
Cooper Cos., Inc. (The)	155	$ 44
CVS Health Corp.	4,097	266
Danaher Corp.	1,936	342
DaVita, Inc.(1)	279	22
DENTSPLY SIRONA, Inc.	694	31
DexCom, Inc.(1)	286	116
Edwards Lifesciences Corp.(1)	1,952	135
Eli Lilly and Co.	2,642	434
Gilead Sciences, Inc.	3,900	300
HCA Healthcare, Inc.	824	80
Henry Schein, Inc.(1)	453	26
Hologic, Inc.(1)	824	47
Humana, Inc.	413	160
IDEXX Laboratories, Inc.(1)	270	89
Illumina, Inc.(1)	452	167
Incyte Corp.(1)	554	58
Intuitive Surgical, Inc.(1)	362	206
IQVIA Holdings, Inc.(1)	562	80
Johnson & Johnson	8,180	1,150
Laboratory Corporation of America Holdings(1)	302	50
McKesson Corp.	505	77
Medtronic plc	4,155	381
Merck & Co., Inc.	7,973	617
Mettler-Toledo International, Inc.(1)	76	61
Mylan NV(1)	1,616	26
PerkinElmer, Inc.	344	34
Perrigo Co. plc	425	23
Pfizer, Inc.	17,300	566
Quest Diagnostics, Inc.	419	48
Regeneron Pharmaceuticals, Inc.(1)	308	192
ResMed, Inc.	447	86
STERIS plc	265	41
Stryker Corp.	1,005	181
Teleflex, Inc.	144	52
Thermo Fisher Scientific, Inc.	1,234	447
UnitedHealth Group, Inc.	2,986	881
Universal Health Services, Inc. Class B	252	23
Varian Medical Systems, Inc.(1)	284	35
Vertex Pharmaceuticals, Inc.(1)	799	232
Waters Corp.(1)	200	36
West Pharmaceutical Services, Inc.	226	51
Zimmer Biomet Holdings, Inc.	640	76
Zoetis, Inc.	1,493	205
		11,704

Industrials—7.4%
3M Co.	1,789	279
A.O. Smith Corp.	425	20
Alaska Air Group, Inc.	392	14
Allegion plc	293	30
American Airlines Group, Inc.	1,254	16
AMETEK, Inc.	718	64
Boeing Co. (The)	1,704	312
Carrier Global Corp.	2,534	56
Caterpillar, Inc.	1,751	222
Cintas Corp.	263	70
Copart, Inc.(1)	637	53
CSX Corp.	2,426	169
Cummins, Inc.	478	83
Deere & Co.	993	156
Delta Air Lines, Inc.	1,836	51
Dover Corp.	454	44
	Shares	Value

Industrials—continued
Eaton Corp. plc	1,292	$ 113
Emerson Electric Co.	1,895	118
Equifax, Inc.	378	65
Expeditors International of Washington, Inc.	525	40
Fastenal Co.	1,765	76
FedEx Corp.	747	105
Flowserve Corp.	419	12
Fortive Corp.	922	62
Fortune Brands Home & Security, Inc.	434	28
General Dynamics Corp.	725	108
General Electric Co.	27,586	188
Honeywell International, Inc.	2,238	324
Howmet Aerospace, Inc.	1,186	19
Hunt (JB) Transport Services, Inc.	265	32
Huntington Ingalls Industries, Inc.	127	22
IDEX Corp.	237	37
IHS Markit Ltd.	1,254	95
Illinois Tool Works, Inc.	908	159
Ingersoll Rand, Inc.(1)	1,095	31
Jacobs Engineering Group, Inc.	419	36
Johnson Controls International plc	2,404	82
Kansas City Southern	310	46
L3Harris Technologies, Inc.	692	117
Lockheed Martin Corp.	777	284
Masco Corp.	876	44
Nielsen Holdings plc	1,111	17
Norfolk Southern Corp.	817	143
Northrop Grumman Corp.	487	150
Old Dominion Freight Line, Inc.	297	50
Otis Worldwide Corp.	1,263	72
PACCAR, Inc.	1,073	80
Parker-Hannifin Corp.	401	73
Pentair plc	528	20
Quanta Services, Inc.	447	18
Raytheon Technologies Corp.	4,585	283
Republic Services, Inc.	661	54
Robert Half International, Inc.	371	20
Robinson (C.H.) Worldwide, Inc.	420	33
Rockwell Automation, Inc.	364	78
Rollins, Inc.	435	18
Roper Technologies, Inc.	323	125
Snap-on, Inc.	172	24
Southwest Airlines Co.	1,663	57
Stanley Black & Decker, Inc.	475	66
Textron, Inc.	723	24
Trane Technologies plc	752	67
TransDigm Group, Inc.	154	68
Union Pacific Corp.	2,152	364
United Airlines Holdings, Inc.(1)	812	28
United Parcel Service, Inc. Class B	2,141	238
United Rentals, Inc.(1)	239	36
Verisk Analytics, Inc.	507	86
W.W. Grainger, Inc.	136	43
Waste Management, Inc.	1,210	128
Westinghouse Air Brake Technologies Corp.	572	33
Xylem, Inc.	569	37
		6,415

Information Technology—28.2%
Accenture plc Class A	2,216	476
Adobe, Inc.(1)	1,669	727
Advanced Micro Devices, Inc.(1)	4,005	211
See Notes to Financial Statements

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
Akamai Technologies, Inc.(1)	549	$ 59
Alliance Data Systems Corp.	147	7
Amphenol Corp. Class A	1,029	99
Analog Devices, Inc.	1,267	155
ANSYS, Inc.(1)	292	85
Apple, Inc.	14,342	5,232
Applied Materials, Inc.	3,184	192
Arista Networks, Inc.(1)	189	40
Autodesk, Inc.(1)	748	179
Automatic Data Processing, Inc.	1,499	223
Broadcom, Inc.	1,365	431
Broadridge Financial Solutions, Inc.	392	49
Cadence Design Systems, Inc.(1)	956	92
CDW Corp.	508	59
Cisco Systems, Inc.	14,655	684
Citrix Systems, Inc.	390	58
Cognizant Technology Solutions Corp. Class A	1,917	109
Corning, Inc.	2,640	68
DXC Technology Co.	905	15
F5 Networks, Inc.(1)	211	29
Fidelity National Information Services, Inc.	2,111	283
Fiserv, Inc.(1)	1,965	192
FleetCor Technologies, Inc.(1)	301	76
FLIR Systems, Inc.	464	19
Fortinet, Inc.(1)	487	67
Gartner, Inc.(1)	310	38
Global Payments, Inc.	1,045	177
Hewlett Packard Enterprise Co.	4,472	44
HP, Inc.	5,108	89
Intel Corp.	14,865	889
International Business Machines Corp.	3,069	371
Intuit, Inc.	892	264
IPG Photonics Corp.(1)	123	20
Jack Henry & Associates, Inc.	263	48
Juniper Networks, Inc.	1,165	27
Keysight Technologies, Inc.(1)	640	64
KLA Corp.	546	106
Lam Research Corp.	501	162
Leidos Holdings, Inc.	463	43
Mastercard, Inc. Class A	3,085	912
Maxim Integrated Products, Inc.	925	56
Microchip Technology, Inc.	826	87
Micron Technology, Inc.(1)	3,796	196
Microsoft Corp.	26,074	5,306
Motorola Solutions, Inc.	595	83
NetApp, Inc.	793	35
NortonLifeLock, Inc.	1,972	39
NVIDIA Corp.	2,095	796
Oracle Corp.	7,381	408
Paychex, Inc.	1,095	83
Paycom Software, Inc.(1)	167	52
PayPal Holdings, Inc.(1)	4,019	700
Qorvo, Inc.(1)	402	44
QUALCOMM, Inc.	3,933	359
salesforce.com, Inc.(1)	3,016	565
Seagate Technology plc	795	38
ServiceNow, Inc.(1)	649	263
Skyworks Solutions, Inc.	587	75
Synopsys, Inc.(1)	514	100
TE Connectivity Ltd.	1,167	95
Texas Instruments, Inc.	3,234	411
VeriSign, Inc.(1)	354	73
Visa, Inc. Class A	5,936	1,147
	Shares	Value

Information Technology—continued
Western Digital Corp.	1,050	$ 46
Western Union Co. (The)	1,476	32
Xerox Holdings Corp.	656	10
Xilinx, Inc.	872	86
Zebra Technologies Corp. Class A(1)	187	48
		24,403

Materials—2.6%
Air Products and Chemicals, Inc.	757	183
Albemarle Corp.	367	28
Amcor plc	5,593	57
Avery Dennison Corp.	289	33
Ball Corp.	1,143	80
Celanese Corp.	421	36
CF Industries Holdings, Inc.	755	21
Corteva, Inc.	2,591	69
Dow, Inc.	2,566	105
DuPont de Nemours, Inc.	2,548	135
Eastman Chemical Co.	477	33
Ecolab, Inc.	858	171
FMC Corp.	450	45
Freeport-McMoRan, Inc.	5,140	60
International Flavors & Fragrances, Inc.	368	45
International Paper Co.	1,363	48
Linde plc	1,850	392
LyondellBasell Industries NV Class A	889	59
Martin Marietta Materials, Inc.	219	45
Mosaic Co. (The)	1,243	16
Newmont Corp.	2,880	178
Nucor Corp.	1,045	43
Packaging Corporation of America	333	33
PPG Industries, Inc.	817	87
Sealed Air Corp.	544	18
Sherwin-Williams Co. (The)	281	162
Vulcan Materials Co.	461	53
Westrock Co.	915	26
		2,261

Real Estate—2.6%
Alexandria Real Estate Equities, Inc.	374	61
American Tower Corp.	1,373	355
Apartment Investment and Management Co. Class A	470	18
AvalonBay Communities, Inc.	438	68
Boston Properties, Inc.	455	41
CBRE Group, Inc. Class A(1)	1,064	48
Crown Castle International Corp.	1,290	216
Digital Realty Trust, Inc.	803	114
Duke Realty Corp.	1,140	40
Equinix, Inc.	269	189
Equity Residential	1,090	64
Essex Property Trust, Inc.	209	48
Extra Space Storage, Inc.	403	37
Federal Realty Investment Trust	221	19
Healthpeak Properties, Inc.	1,527	42
Host Hotels & Resorts, Inc.	2,258	24
Iron Mountain, Inc.	892	23
Kimco Realty Corp.	1,344	17
Mid-America Apartment Communities, Inc.	357	41
Prologis, Inc.	2,307	215
Public Storage	467	90
Realty Income Corp.	1,048	62
Regency Centers Corp.	527	24
See Notes to Financial Statements

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Real Estate—continued
SBA Communications, Corp.	352	$ 105
Simon Property Group, Inc.	990	68
SL Green Realty Corp.	263	13
UDR, Inc.	923	35
Ventas, Inc.	1,172	43
Vornado Realty Trust	500	19
Welltower, Inc.	1,254	65
Weyerhaeuser Co.	2,318	52
		2,256

Utilities—2.8%
AES Corp. (The)	2,100	30
Alliant Energy Corp.	750	36
Ameren Corp.	769	54
American Electric Power Co., Inc.	1,544	123
American Water Works Co., Inc.	560	72
Atmos Energy Corp.	374	37
CenterPoint Energy, Inc.	1,579	29
CMS Energy Corp.	887	52
Consolidated Edison, Inc.	1,029	74
Dominion Energy, Inc.	2,572	209
DTE Energy Co.	598	64
Duke Energy Corp.	2,285	183
Edison International	1,118	61
Entergy Corp.	625	59
Evergy, Inc.	716	42
Eversource Energy	1,002	83
Exelon Corp.	3,052	111
FirstEnergy Corp.	1,703	66
NextEra Energy, Inc.	1,519	365
NiSource, Inc.	1,173	27
NRG Energy, Inc.	800	26
Pinnacle West Capital Corp.	348	25
PPL Corp.	2,382	62
Public Service Enterprise Group, Inc.	1,586	78
Sempra Energy	883	104
Southern Co. (The)	3,278	170
WEC Energy Group, Inc.	983	86
	Shares	Value

Utilities—continued
Xcel Energy, Inc.	1,635	$ 102
		2,430

Total Common Stocks (Identified Cost $62,081)		84,871

Exchange-Traded Fund—1.0%
Invesco S&P 500 High Beta ETF(2)	22,279	891
Total Exchange-Traded Fund (Identified Cost $896)		891

Rights—0.0%
Communication Services—0.0%
T-Mobile US, Inc.(1)	1,655	— (3)
Total Rights (Identified Cost $—)		— (3)

Total Long-Term Investments—99.1% (Identified Cost $62,977)		85,762

TOTAL INVESTMENTS—99.1% (Identified Cost $62,977)		$85,762
Other assets and liabilities, net—0.9%		790
NET ASSETS—100.0%		$86,552

Abbreviation:
ETF	Exchange-Traded Fund

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Amount is less than $500.
The following table summarizes the market value of the Series’ investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$84,871	$84,871
Rights	— (1)	— (1)
Exchange-Traded Fund	891	891
Total Investments	$85,762	$85,762

(1)	Amount is less than $500.
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—3.4%
Tencent Holdings Ltd. (China)	76,720	$ 4,916
Consumer Discretionary—15.3%
adidas AG (Germany)(1)	17,353	4,554
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	31,822	6,864
Fast Retailing Co. Ltd. (Japan)	6,059	3,483
MercadoLibre, Inc. (Argentina)(1)	4,153	4,094
New Oriental Education & Technology Group, Inc. Sponsored ADR (China)(1)	21,472	2,796
		21,791

Consumer Staples—20.0%
Diageo plc (United Kingdom)	113,770	3,780
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	61,312	3,802
Heineken NV (Netherlands)	68,474	6,313
L’Oreal SA (France)(1)	16,940	5,437
Nestle S.A. Registered Shares (Switzerland)	40,112	4,434
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,965,392	4,701
		28,467

Financials—16.2%
AIA Group Ltd. (Hong Kong)	759,104	7,104
Aon plc Class A (United Kingdom)	35,391	6,816
HDFC Bank Ltd. ADR (India)	139,593	6,346
Sanlam Ltd. (South Africa)	847,108	2,877
		23,143

Health Care—17.1%
Alcon, Inc. (Switzerland)(1)	74,527	4,272
Novo Nordisk A/S Sponsored ADR (Denmark)	76,749	5,026
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (China)	2,693,564	6,014
STERIS plc (United States)	34,552	5,302
Sysmex Corp. (Japan)	49,376	3,790
		24,404

Industrials—5.2%
IHS Markit Ltd. (United Kingdom)	97,275	7,344
Information Technology—15.5%
Adyen NV (Netherlands)(1)	3,729	5,427
Dassault Systemes SE (France)	26,576	4,586
Infosys Ltd. Sponsored ADR (India)	348,512	3,367
SAP SE Sponsored ADR (Germany)	39,154	5,482
Temenos AG Registered Shares (Switzerland)	21,063	3,271
		22,133

	Shares	Value

Materials—6.6%
Asian Paints Ltd. (India)	142,045	$ 3,176
Linde plc (United Kingdom)	29,634	6,286
		9,462

Total Common Stocks (Identified Cost $132,551)		141,660

Total Long-Term Investments—99.3% (Identified Cost $132,551)		141,660

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	944,988	945
Total Short-Term Investment (Identified Cost $945)		945

TOTAL INVESTMENTS—100.0% (Identified Cost $133,496)		$142,605
Other assets and liabilities, net—(0.0)%		(23)
NET ASSETS—100.0%		$142,582

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	18%
China	14
India	9
Switzerland	8
Netherlands	8
Germany	7
France	7
Other	29
Total	100%
† % of total investments as of June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$141,660	$113,177	$28,483
Money Market Mutual Fund	945	945	—
Total Investments	$142,605	$114,122	$28,483
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.3%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,484	$ 1,837
3.000%, 8/15/48	560	770
1.250%, 5/15/50	145	139
U.S. Treasury Notes
2.250%, 3/31/21	285	289
0.125%, 5/31/22	580	580
2.875%, 8/15/28	565	669
0.625%, 5/15/30	500	499
Total U.S. Government Securities (Identified Cost $4,008)		4,783

Municipal Bonds—2.1%
California—1.0%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	288
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265	486
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	85
		859

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	115
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	10
Massachusetts—0.1%
Massachusetts Bay Transportation Authority Revenue, Series A-1, Taxable 5.250%, 7/1/32	75	108
Oregon—0.1%
Clackamas & Washington Counties School District No. 3 Series B (SCH BD GTY Insured) 5.000%, 6/15/32	75	102
Texas—0.4%
Klein Independent School District (PSF-GTD Insured) 5.000%, 8/1/32	55	74
State of Texas 3.011%, 10/1/26	200	216
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	27
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	25	31
		348

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	135	141
	Par Value	Value

Virginia—continued
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	$ 195	$ 187
		328

Total Municipal Bonds (Identified Cost $1,719)		1,870

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	4
United Mexican States
4.750%, 3/8/44	54	57
Series M 6.500%, 6/9/22	925 MXN	41
Total Foreign Government Securities (Identified Cost $160)		102

Mortgage-Backed Securities—7.7%
Agency—1.1%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	2	2
Pool #656288 6.000%, 9/1/32	3	4
Pool #835144 5.000%, 10/1/35	17	20
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	4	4
Pool #940524 5.500%, 7/1/37	13	14
Pool #949301 6.000%, 10/1/37	4	4
Pool #975097 5.000%, 6/1/38	12	14
Pool #929637 5.500%, 6/1/38	2	2
Pool #986012 5.500%, 6/1/38	2	2
Pool #994383 5.500%, 11/1/38	6	6
Pool #991124 5.000%, 1/1/39	4	5
Pool #994322 6.000%, 1/1/39	3	4
Pool #AA4418 4.500%, 3/1/39	7	8
Pool #AA4434 5.000%, 3/1/39	6	7
Pool #AA4436 6.000%, 3/1/39	4	5
Pool #CA4128 3.000%, 9/1/49	104	109
Pool#MA3803 3.500%, 10/1/49	249	262
Pool #CA4978 3.000%, 1/1/50	211	222
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool#MA3905 3.000%, 1/1/50	$ 241	$ 254
Government National Mortgage Association
Pool #368053 6.500%, 11/15/23	7	8
Pool #351336 6.500%, 12/15/23	— (2)	1
Pool #385198 6.500%, 2/15/24	8	9
Pool #563381 6.500%, 11/15/31	15	16
Pool #581072 6.500%, 2/15/32	1	1
		984

Non-Agency—6.6%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	86	89
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	100	107
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	123
AMSR Trust 2020-SFR1, B 144A 2.120%, 4/17/37(3)	100	101
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	57	58
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	69	70
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	100	104
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	104
BX Trust
2018-GW, B (1 month LIBOR + 1.020%) 144A 1.205%, 5/15/35(3)(4)	125	116
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	80	74
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	34	35
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.105%, 12/15/36(3)(4)	100	98
2015-GC27, A4 2.878%, 2/10/48	80	84
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	44	48
2014-A, A 144A 4.000%, 1/25/35(3)(4)	21	22
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	71	71
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	20	21
COLT Mortgage Loan Trust Funding LLC 2018-2, A1 144A 3.470%, 7/27/48(3)(4)	23	23
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	66
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	$ 99	$ 99
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.165%, 5/15/36(3)(4)	100	99
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 2.967%, 4/25/43(3)(4)	8	8
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	54	55
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.344%, 3/15/35(3)(4)	80	78
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	30	31
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	39	40
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	71	72
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	100	101
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	80	86
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	60	61
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	44	44
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 3.772%, 8/25/35(4)	22	22
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 3.101%, 6/25/33(4)	24	23
2003-AR4, 2A1 3.569%, 8/25/33(4)	20	19
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	64	66
2015-C31, AS 4.106%, 8/15/48	85	91
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	53	54
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	47	47
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	53	53
2017-5, A1 144A 3.138%, 10/26/48(3)(4)	156	158
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.985%, 5/15/36(3)(4)	100	98
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	100	100
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	58	60
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	14	14
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.385%, 6/25/52(3)(4)	$ 50	$ 50
MetLife Securitization Trust
2017-1A, M1 144A 3.674%, 4/25/55(3)(4)	100	103
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	79	83
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	235
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	104	111
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	43	46
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	82	88
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	35	37
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	44	47
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	119	127
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	86	96
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	90	95
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.910%, 3/25/35(4)	42	42
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	104	106
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	59	62
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	100	105
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	110	111
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	69	70
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	97	100
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(4)	84	85
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	70	71
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	67	67
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	66	68
Towd Point Mortgage Trust
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	100	104
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	110	111
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	38	38
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.085%, 4/25/48(3)(4)	61	60
	Par Value	Value

Non-Agency—continued
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(3)	$ 99	$ 101
2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	103
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	100	99
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	68	69
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(3)(4)	101	100
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	100	99
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	50	51
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	74	75
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	42
		6,050

Total Mortgage-Backed Securities (Identified Cost $6,907)		7,034

Asset-Backed Securities—2.9%
Automobiles—1.9%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(3)	43	44
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(3)	86	86
2018-4, C 144A 3.970%, 1/13/25(3)	100	102
2019-2, C 144A 3.170%, 6/12/25(3)	85	86
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	90
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	1	1
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	105	107
2019-4, C 2.510%, 11/17/25	85	86
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	100	104
2019-2A, C 144A 3.300%, 3/15/24(3)	85	86
2019-3A, C 144A 2.790%, 5/15/24(3)	85	86
Flagship Credit Auto Trust 2019-1, C 144A 3.600%, 2/18/25(3)	55	57
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(3)	100	102
2020-1A, B 144A 2.430%, 11/15/24(3)	115	116
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	$ 130	$ 135
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	85	86
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	100	97
Tesla Auto Lease Trust 2018-B, B 144A 4.120%, 10/20/21(3)	85	87
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	95	96
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	85	85
		1,739

Credit Card—0.1%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	100	100
Other—0.8%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	67	69
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	67	68
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(3)	8	8
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	28	28
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	80	79
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(3)	100	96
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)	100	99
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(3)	85	85
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	68	64
Prosper Marketplace Issuance Trust
2018-2A, B 144A 3.960%, 10/15/24(3)	73	73
2019-3A, A 144A 3.190%, 7/15/25(3)	37	37
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(3)	3	3
2017-1, A 144A 3.280%, 1/26/26(3)	7	7
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(4)	42	42
		758

Student Loan—0.1%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	26	27
	Par Value	Value

Student Loan—continued
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	$ 23	$ 23
		50

Total Asset-Backed Securities (Identified Cost $2,624)		2,647

Corporate Bonds and Notes—11.6%
Communication Services—0.5%
CenturyLink, Inc. 144A 4.000%, 2/15/27(3)	10	10
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)	40	29
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	65	65
Meredith Corp. 6.875%, 2/1/26	40	33
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	200	217
Telesat Canada 144A 4.875%, 6/1/27(3)	30	29
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(3)	90	100
		483

Consumer Discretionary—0.7%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	60	58
Aptiv Corp. 4.150%, 3/15/24	90	96
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	30	31
Ford Motor Co. 9.000%, 4/22/25	57	62
General Motors Financial Co., Inc. 4.200%, 3/1/21	45	46
Hanesbrands, Inc. 144A 5.375%, 5/15/25(3)	55	56
International Game Technology plc 144A 5.250%, 1/15/29(3)	5	5
Lear Corp. 3.800%, 9/15/27	120	122
M/I Homes, Inc. 4.950%, 2/1/28	65	64
Marriott Ownership Resorts, Inc. 144A 6.125%, 9/15/25(3)	20	20
TRI Pointe Group, Inc. 5.875%, 6/15/24	55	57
VF Corp. 2.400%, 4/23/25	42	44
		661

Consumer Staples—0.2%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(3)	40	41
BAT Capital Corp. 4.906%, 4/2/30	55	64
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Conagra Brands, Inc. 4.300%, 5/1/24	$ 85	$ 94
		199

Energy—0.9%
Boardwalk Pipelines LP 4.950%, 12/15/24	65	70
Cheniere Energy Partners LP
5.625%, 10/1/26	35	35
144A 4.500%, 10/1/29(3)	30	29
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	209
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	10	10
144A 6.500%, 7/1/27(3)	10	10
HollyFrontier Corp. 5.875%, 4/1/26	100	111
Kinder Morgan, Inc.
4.300%, 6/1/25	45	50
7.750%, 1/15/32	65	91
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	50	38
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	60	64
Targa Resources Partners LP 5.875%, 4/15/26	60	59
		776

Financials—4.9%
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	145	150
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	75	81
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	140	149
Athene Holding Ltd. 4.125%, 1/12/28	110	113
Aviation Capital Group LLC
144A 3.875%, 5/1/23(3)	108	103
144A 3.500%, 11/1/27(3)	100	82
Bank of America Corp.
3.004%, 12/20/23	90	95
4.200%, 8/26/24	175	194
Bank of Montreal 3.803%, 12/15/32	156	168
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	65	68
Brighthouse Financial, Inc.
3.700%, 6/22/27	39	40
5.625%, 5/15/30	47	52
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	65	64
Brookfield Finance, Inc. 4.000%, 4/1/24	92	100
Capital One Financial Corp. 3.750%, 7/28/26	130	142
Charles Schwab Corp. (The) Series G 5.375% (6)	63	67
Citadel LP 144A 4.875%, 1/15/27(3)	65	67
Citigroup, Inc.
3.200%, 10/21/26	171	188
	Par Value	Value

Financials—continued
(3 month LIBOR + 1.250%) 1.546%, 7/1/26(4)	$ 160	$ 159
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	105	112
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	220
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	98
ICAHN Enterprises LP 6.250%, 5/15/26	85	85
JPMorgan Chase & Co. 2.956%, 5/13/31	145	154
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	50	40
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	34	37
144A 4.569%, 2/1/29(3)	116	136
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.175%, 4/20/67(4)(5)	55	36
Morgan Stanley
3.125%, 7/27/26	125	138
6.375%, 7/24/42	100	157
MSCI, Inc. 144A 4.000%, 11/15/29(3)	46	47
Navient Corp.
6.750%, 6/25/25	45	43
5.000%, 3/15/27	15	13
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	135	152
Prudential Financial, Inc.
5.875%, 9/15/42	100	106
5.625%, 6/15/43(5)	65	69
Santander Holdings USA, Inc.
3.700%, 3/28/22	93	96
3.500%, 6/7/24	65	68
Springleaf Finance Corp. 7.125%, 3/15/26	40	41
Synchrony Financial 3.950%, 12/1/27	90	94
Toronto-Dominion Bank (The) 3.625%, 9/15/31	95	106
Voya Financial, Inc. 5.650%, 5/15/53	65	66
Wells Fargo & Co.
Series M 3.450%, 2/13/23	125	133
Series S 5.900%(5)(6)	75	74
		4,403

Health Care—0.3%
Anthem, Inc. 2.875%, 9/15/29	65	70
Centene Corp. 4.625%, 12/15/29	25	27
HCA, Inc.
5.625%, 9/1/28	35	39
5.125%, 6/15/39	35	41
5.250%, 6/15/49	50	60
Tenet Healthcare Corp.
144A 7.500%, 4/1/25(3)	5	5
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
144A 5.125%, 11/1/27(3)	$ 25	$ 25
		267

Industrials—1.0%
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	85	72
Boeing Co. (The)
5.150%, 5/1/30	40	45
5.805%, 5/1/50	18	21
5.930%, 5/1/60	18	21
BWX Technologies, Inc. 144A 4.125%, 6/30/28(3)	5	5
DP World plc 144A 6.850%, 7/2/37(3)	100	122
Hillenbrand, Inc. 4.500%, 9/15/26	70	70
Howmet Aerospace, Inc. 6.875%, 5/1/25	25	27
Oshkosh Corp. 4.600%, 5/15/28	77	84
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(3)	90	96
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	65	59
Standard Industries, Inc. 144A 4.375%, 7/15/30(3)	75	74
Stanley Black & Decker, Inc. 4.000%, 3/15/60(5)	54	54
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	35	35
Waste Connections, Inc. 2.600%, 2/1/30	70	74
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(3)	25	26
		885

Information Technology—0.5%
Citrix Systems, Inc. 3.300%, 3/1/30	110	118
Flex Ltd. 3.750%, 2/1/26	56	59
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	65	75
HP, Inc. 3.400%, 6/17/30	90	93
Motorola Solutions, Inc. 4.600%, 5/23/29	100	115
VMware, Inc. 4.700%, 5/15/30	35	39
		499

Materials—0.2%
Novelis Corp. 144A 4.750%, 1/30/30(3)	30	29
Olin Corp. 5.625%, 8/1/29	80	73
Sonoco Products Co. 3.125%, 5/1/30	85	89
		191

	Par Value	Value

Real Estate—1.4%
American Campus Communities Operating Partnership LP 3.875%, 1/30/31	$ 80	$ 84
Brixmor Operating Partnership LP 4.050%, 7/1/30	60	61
Corporate Office Properties LP 3.600%, 5/15/23	165	168
EPR Properties 4.750%, 12/15/26	120	114
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	55	52
GLP Capital LP 5.750%, 6/1/28	100	110
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	90	96
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	110	116
iStar, Inc. 4.250%, 8/1/25	65	59
Life Storage LP 3.500%, 7/1/26	55	59
MPT Operating Partnership LP
5.000%, 10/15/27	35	36
4.625%, 8/1/29	15	15
Office Properties Income Trust 4.500%, 2/1/25	135	131
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	102
Service Properties Trust 4.500%, 3/15/25	105	94
		1,297

Utilities—1.0%
American Electric Power Co., Inc. 2.300%, 3/1/30	78	79
Black Hills Corp. 2.500%, 6/15/30	70	72
DPL, Inc. 4.350%, 4/15/29	102	103
Edison International 4.950%, 4/15/25	80	88
Exelon Corp. 3.497%, 6/1/22	24	25
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(3)	90	101
PNM Resources, Inc. 3.250%, 3/9/21	85	86
PSEG Power LLC 3.850%, 6/1/23	65	70
Southern Power Co. 4.150%, 12/1/25	65	74
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	40	39
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	55	58
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(7)	65	— (2)
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	$ 85	$ 89
		884

Total Corporate Bonds and Notes (Identified Cost $10,112)		10,545

Leveraged Loans(4)—0.9%
Aerospace—0.1%
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 1.934%, 6/27/25	64	45
Mileage Plus Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 0.000%, 6/25/27(8)	25	25
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.428%, 5/30/25	34	30
		100

Chemicals—0.0%
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.190%, 10/21/24	29	28
Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(1)(7)	— (2)	—
Financial—0.1%
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 2.058%, 10/6/23	56	53
Food / Tobacco—0.0%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.924%, 1/15/27	15	14
Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Y (1 month LIBOR + 2.000%) 2.177%, 7/1/26	35	33
Reynolds Consumer Products LLC (1 month LIBOR + 1.750%) 1.928%, 2/4/27	10	10
		43

Gaming / Leisure—0.1%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	10	10
Seminole Tribe of Florida (3 month LIBOR + 1.750%) 1.928%, 7/8/24	59	56
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	20	18
		84

Healthcare—0.1%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.190%, 6/2/25	4	4
	Par Value	Value

Healthcare—continued
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(8)	$ 5	$ 5
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.058%, 6/11/25	69	66
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.928%, 11/17/25	51	48
		123

Housing—0.1%
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.178%, 11/21/24	69	66
Manufacturing—0.0%
Gardner Denver, Inc. Tranche A (3 month LIBOR + 4.000%) 0.000%, 3/1/27(8)	5	5
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.928%, 2/28/27	5	4
		9

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.923%, 9/18/26	48	46
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.435%, 1/15/26	64	61
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.185%, 4/30/28	65	61
		122

Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/15/27	20	19
Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.428%, 4/4/26	25	23
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.930%, 4/11/25	39	38
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.178%, 4/1/27	40	40
		101

Utility—0.0%
Pacific Gas and Electric Co. (1 month LIBOR + 2.250%) 2.440%, 12/31/20	25	25
Total Leveraged Loans (Identified Cost $885)		833

See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—0.5%
Information Technology—0.5%
Disco Topco Holdings (Cayman) LP Class E(7)(9)(10)	116,540	$ 461
Total Convertible Preferred Stock (Identified Cost $461)		461

Preferred Stocks—0.4%
Financials—0.3%
M&T Bank Corp. Series F, 5.125%(11)	58 (12)	58
MetLife, Inc. Series D, 5.875%	40 (12)	42
PNC Financial Services Group, Inc. (The) Series S, 5.000%	110 (12)	112
Truist Financial Corp. Series Q, 5.100%(5)	70,000 (12)	72
		284

Industrials—0.1%
General Electric Co. Series D, 5.000%	90 (12)	71
Total Preferred Stocks (Identified Cost $369)		355

Common Stocks—66.6%
Communication Services—11.7%
Activision Blizzard, Inc.	8,790	667
Adevinta ASA(9)	36,874	371
Ascential plc	94,362	339
Auto Trader Group plc	99,265	647
carsales.com Ltd.	18,567	230
CTS Eventim AG & Co. KGaA(9)	7,291	303
Facebook, Inc. Class A(9)	11,990	2,723
Karnov Group AB	55,333	330
MarkLines Co., Ltd.	7,100	148
Netflix, Inc.(9)	4,550	2,070
New Work SE	498	152
Rightmove plc	92,907	629
Scout24 AG	1,698	132
Tencent Holdings Ltd. ADR	25,780	1,650
Yandex N.V. Class A(9)	5,107	255
		10,646

Consumer Discretionary—14.1%
Alibaba Group Holding Ltd. Sponsored ADR(9)	11,560	2,493
Amazon.com, Inc.(9)	1,660	4,580
Home Depot, Inc. (The)	2,820	706
Las Vegas Sands Corp.	14,520	661
McDonald’s Corp.	2,860	528
MercadoLibre, Inc.(9)	1,080	1,065
Mercari, Inc.(9)	11,000	342
NIKE, Inc. Class B	12,270	1,203
Ross Stores, Inc.	7,970	679
Trip.com Group Ltd. ADR(9)	11,670	302
Union Auction PCL	910,000	241
		12,800

Consumer Staples—2.7%
Cia Cervecerias Unidas SA Sponsored ADR	11,579	166
Estee Lauder Cos., Inc. (The) Class A	1,300	245
McCormick & Co., Inc.	3,190	572
Monster Beverage Corp.(9)	9,710	673
	Shares	Value

Consumer Staples—continued
Procter & Gamble Co. (The)	6,580	$ 787
		2,443

Energy—0.2%
Frontera Energy Corp.	1,088	3
Pason Systems, Inc.	30,826	168
		171

Financials—4.7%
Bank of America Corp.	39,160	930
CME Group, Inc.	2,810	457
Gruppo Mutuionline SpA	19,710	421
MarketAxess Holdings, Inc.	2,200	1,102
Mortgage Advice Bureau Holdings Ltd.	42,670	319
Progressive Corp. (The)	4,190	336
Sabre Insurance Group plc	68,772	225
VNV Global AB publ(9)	62,501	463
		4,253

Health Care—3.6%
Danaher Corp.	5,300	937
Haw Par Corp., Ltd.	27,300	193
HealthEquity, Inc.(9)	6,050	355
Illumina, Inc.(9)	1,330	493
Zoetis, Inc.	9,640	1,321
		3,299

Industrials—9.0%
51job, Inc. ADR(9)	3,625	260
CAE, Inc.	15,301	248
CoStar Group, Inc.(9)	1,520	1,080
DSV PANALPINA A/S	1,135	139
Enento Group Oyj	4,000	165
Equifax, Inc.	2,830	487
Fair Isaac Corp.(9)	1,600	669
Haitian International Holdings Ltd.	83,000	169
HeadHunter Group plc ADR	37,054	866
JOST Werke AG(9)	4,061	137
Kansas City Southern	4,620	690
Knorr-Bremse AG	2,203	223
Marel HF	59,545	308
MTU Aero Engines AG	935	162
Roper Technologies, Inc.	2,520	978
Rotork plc	47,455	165
S-1 Corp.	2,120	152
Simplybiz Group plc (The)	110,129	207
Uber Technologies, Inc.(9)	19,515	607
Voltronic Power Technology Corp.	14,600	421
		8,133

Information Technology—19.3%
Accenture plc Class A	3,630	779
Admicom Oyj	1,677	161
Alten SA(9)	5,639	485
Amphenol Corp. Class A	11,230	1,076
Avalara, Inc.(9)	12,960	1,725
Bill.com Holdings, Inc.(9)	27,685	2,497
Bouvet ASA	6,112	309
FDM Group Holdings plc	19,097	214
Fortnox AB	5,262	144
Freee KK(9)	2,600	118
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
NVIDIA Corp.	5,850	$ 2,222
Paycom Software, Inc.(9)	6,230	1,930
SimCorp A/S	3,439	371
Trade Desk, Inc. (The) Class A(9)	4,080	1,659
Visa, Inc. Class A	11,280	2,179
Webcash Corp.	7,506	347
Webstep AS(9)	34,073	65
Workday, Inc. Class A(9)	6,420	1,203
		17,484

Materials—1.3%
Corp. Moctezuma SAB de C.V.	68,907	145
Ecolab, Inc.	5,080	1,011
		1,156

Total Common Stocks (Identified Cost $33,887)		60,385

Exchange-Traded Fund—0.1%
SPDR Bloomberg Barclays High Yield Bond Fund ETF(13)	1,181	119
Total Exchange-Traded Fund (Identified Cost $120)		119

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(9)	1,084	1
Total Rights (Identified Cost $1)		1

Total Long-Term Investments—98.2% (Identified Cost $61,253)		89,135

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(13)	885,045	885
Total Short-Term Investment (Identified Cost $885)		885

TOTAL INVESTMENTS—99.2% (Identified Cost $62,138)		$90,020
Other assets and liabilities, net—0.8%		701
NET ASSETS—100.0%		$90,721
Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SPDR	S&P Depositary Receipt

Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $10,164 or 11.2% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Non-income producing.
(10)	All or a portion of the security is restricted.
(11)	Interest may be forfeited.
(12)	Value shown as par value.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	81%
China	5
United Kingdom	3
Russia	1
Germany	1
Sweden	1
Canada	1
Other	7
Total	100%
† % of total investments as of June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 2,647	$ —	$ 2,647	$ —
Corporate Bonds and Notes	10,545	—	10,545	— (1)
Foreign Government Securities	102	—	102	—
Leveraged Loans	833	—	833	— (2)
Mortgage-Backed Securities	7,034	—	7,034	—
Municipal Bonds	1,870	—	1,870	—
U.S. Government Securities	4,783	—	4,783	—
Equity Securities:
Common Stocks	60,385	58,265	2,120	—
Preferred Stocks	355	—	355	—
Rights	1	—	—	1
Convertible Preferred Stock	461	—	—	461
Exchange-Traded Fund	119	119	—	—
Money Market Mutual Fund	885	885	—	—
Total Investments	$90,020	$59,269	$30,289	$462

(1)	Amount is less than $500.
(2)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $50 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Series with an end of period value of $1 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Mortgage-Backed Securities	Rights	Convertible Preferred Stock
Investments in Securities
Balance as of December 31, 2019:	$ 50	$- (a)	$- (b)	$ 50	$ -	$ -
Accrued discount/(premium)	-	-	- (a)	-	-	-
Change in unrealized appreciation (depreciation)(c)	- (a)	-	- (a)	- (a)	-	-
Purchases	462	-	-	-	1	461
Transfers from Level 3(d)	(50)	-	-	(50)	-	-
Balance as of June 30, 2020	$462	$- (a)	$- (b)	$ -	$1	$461
(a) Amount is less than $500.
(b) Includes internally fair valued security currently priced at zero ($0).
(c) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, was $-(a).
(d) “Transfers into and/or from” represent the ending value as of June 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
Disco Topco Holdings (Cayman) LP Class E
The significant unobservable inputs used in the fair value measurement of this non-public convertible preferred stock is based on the cost of the most recent investment by the Series purchased within thirty days of June 30, 2020. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Small-Cap Growth Series	KAR Small-Cap Value Series
Assets
Investment in securities at value(1)	$ 65,661	$ 256,687	$ 106,947	$ 70,869
Foreign currency at value(2)	—	—	— (a)	—
Cash	287	808	2,991	2,619
Receivables
Investment securities sold	208	—	891	—
Series shares sold	90	40	1	—
Dividends	255	58	18	100
Prepaid Trustees’ retainer	1	5	2	1
Other assets	176	659	285	189
Total assets	66,678	258,257	111,135	73,778
Liabilities
Payables
Series shares repurchased	8	78	160	123
Investment securities purchased	135	—	—	113
Investment advisory fees	38	127	66	40
Distribution and service fees	13	52	21	15
Administration and accounting fees	6	22	10	7
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	15	13	14	14
Trustee deferred compensation plan	176	659	285	189
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	14	36	15	12
Total liabilities	405	987	571	513
Net Assets	$ 66,273	$ 257,270	$ 110,564	$ 73,265
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 56,656	$ 89,146	$ 46,028	$ 46,168
Accumulated earnings (loss)	9,617	168,124	64,536	27,097
Net Assets	$ 66,273	$ 257,270	$ 110,564	$ 73,265
Net Assets:
Class A	$ 62,637	$ 257,270	$ 102,619	$ 73,265
Class I	$ 3,636	$ —	$ 7,945	$ —
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,960,843	6,470,049	2,937,346	4,696,424
Class I	229,998	—	221,153	—
Net Asset Value Per Share:
Class A	$ 15.81	$ 39.76	$ 34.94	$ 15.60
Class I	$ 15.81	$ —	$ 35.92	$ —

(1) Investment in securities at cost	$ 55,732	$ 94,578	$ 53,052	$ 45,870
(2) Foreign currency at cost	$ —	$ —	$ —(a)	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2020
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Intermediate Bond Series	Rampart Enhanced Core Equity Series	SGA International Growth Series	Strategic Allocation Series
Assets
Investment in securities at value(1)	$ 109,005	$ 85,762	$ 142,605	$ 90,020
Foreign currency at value(2)	—	—	— (a)	—
Cash	331	814	—	549
Receivables
Investment securities sold	1,442	—	—	148
Series shares sold	69	18	—	45
Dividends and interest	997	67	33	206
Tax reclaims	—	—	129	5
Prepaid Trustees’ retainer	2	2	3	2
Other assets	289	226	367	234
Total assets	112,135	86,889	143,137	91,209
Liabilities
Payables
Series shares repurchased	113	14	53	91
Investment securities purchased	1,228	—	—	65
Investment advisory fees	46	39	84	39
Distribution and service fees	23	18	29	19
Administration and accounting fees	10	8	13	8
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	17	15	—	18
Trustee deferred compensation plan	289	226	367	234
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	1
Other accrued expenses	24	17	9	13
Total liabilities	1,750	337	555	488
Net Assets	$ 110,385	$ 86,552	$ 142,582	$ 90,721
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 115,225	$ 72,452	$ 134,942	$ 61,330
Accumulated earnings (loss)	(4,840)	14,100	7,640	29,391
Net Assets	$ 110,385	$ 86,552	$ 142,582	$ 90,721
Net Assets:
Class A	$ 109,953	$ 86,552	$ 142,482	$ 90,721
Class I	$ 432	$ —	$ 100	$ —
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	11,934,171	6,955,916	11,942,188	6,067,134
Class I	46,920	—	8,410	—
Net Asset Value Per Share:
Class A	$ 9.21	$ 12.44	$ 11.93	$ 14.95
Class I	$ 9.20	$ —	$ 11.92	$ —

(1) Investment in securities at cost	$ 110,388	$ 62,977	$ 133,496	$ 62,138
(2) Foreign currency at cost	$ —	$ —	$ —(a)	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2020
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Small-Cap Growth Series	KAR Small-Cap Value Series
Investment Income
Dividends	$ 1,163	$ 724	$ 32	$ 609
Security lending, net of fees	—	—	— (1)	—
Foreign taxes withheld	—	—	—	(1)
Total investment income	1,163	724	32	608
Expenses
Investment advisory fees	259	800	416	309
Distribution and service fees, Class A	83	286	114	86
Administration and accounting fees	40	123	55	40
Transfer agent fees and expenses	— (1)	— (1)	— (1)	— (1)
Custodian fees	— (1)	— (1)	— (1)	— (1)
Printing fees and expenses	9	27	12	8
Professional fees	13	13	12	12
Interest expense and/or commitment fees	— (1)	1	— (1)	— (1)
Trustees’ fees and expenses	3	10	5	3
Miscellaneous expenses	3	8	5	2
Total expenses	410	1,268	619	460
Less net expenses reimbursed and/or waived by investment adviser(2)	(20)	(87)	(59)	(82)
Net expenses	390	1,181	560	378
Net investment income (loss)	773	(457)	(528)	230
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(404)	7,226	11,327	2,173
Foreign currency transactions	—	—	(3)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(11,300)	29,539	72	(2,400)
Net realized and unrealized gain (loss) on investments	(11,704)	36,765	11,396	(227)
Net increase (decrease) in net assets resulting from operations	$(10,931)	$36,308	$10,868	$ 3

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2020
($ reported in thousands)
	Newfleet Multi-Sector Intermediate Bond Series	Rampart Enhanced Core Equity Series	SGA International Growth Series	Strategic Allocation Series
Investment Income
Dividends	$ 22	$ 849	$ 894	$ 234
Interest	2,572	—	—	518
Security lending, net of fees	5	—	1	— (1)
Foreign taxes withheld	— (1)	—	(93)	(12)
Total investment income	2,599	849	802	740
Expenses
Investment advisory fees	278	300	506	233
Distribution and service fees, Class A	138	107	170	106
Administration and accounting fees	62	49	74	48
Transfer agent fees and expenses	— (1)	— (1)	— (1)	— (1)
Custodian fees	2	2	2	2
Printing fees and expenses	16	11	17	11
Professional fees	15	13	17	16
Interest expense and/or commitment fees	— (1)	— (1)	— (1)	— (1)
Trustees’ fees and expenses	5	4	6	4
Miscellaneous expenses	3	2	4	4
Total expenses	519	488	796	424
Less net expenses reimbursed and/or waived by investment adviser(2)	—	(67)	(13)	(8)
Plus net expenses recaptured(2)	3	—	—	—
Net expenses	522	421	783	416
Net investment income (loss)	2,077	428	19	324
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(251)	3,831	2,242	1,580
Foreign currency transactions	(114)	—	(30)	(3)
Written options	—	(5,536)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,947)	(3,971)	(1,689)	5,688
Foreign currency transactions	— (1)	—	4	— (1)
Written options	—	(30)	—	—
Net realized and unrealized gain (loss) on investments	(3,312)	(5,706)	527	7,265
Net increase (decrease) in net assets resulting from operations	$(1,235)	$(5,278)	$ 546	$7,589

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 773	$ 1,168	$ (457)	$ (537)
Net realized gain (loss)	(404)	8,025	7,226	8,697
Net change in unrealized appreciation (depreciation)	(11,300)	8,132	29,539	63,554
Increase (decrease) in net assets resulting from operations	(10,931)	17,325	36,308	71,714
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(852)	(8,680)	(1,871)	(8,813)
Class I	(49)	(224)	—	—
Total Dividends and Distributions to Shareholders	(901)	(8,904)	(1,871)	(8,813)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(2,964)	3,175	(10,001)	(17,227)
Class I	1,852	2,049	—	—
Increase (decrease) in net assets from capital transactions	(1,112)	5,224	(10,001)	(17,227)
Net increase (decrease) in net assets	(12,944)	13,645	24,436	45,674
Net Assets
Beginning of period	79,217	65,572	232,834	187,160
End of Period	$ 66,273	$ 79,217	$ 257,270	$ 232,834
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Series		KAR Small-Cap Value Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ (528)	$ (480)	$ 230	$ 555
Net realized gain (loss)	11,324	13,426	2,173	2,648
Net change in unrealized appreciation (depreciation)	72	17,540	(2,400)	13,275
Increase (decrease) in net assets resulting from operations	10,868	30,486	3	16,478
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(109)	(13,810)	(1,107)	(1,794)
Class I	(8)	(892)	—	—
Total Dividends and Distributions to Shareholders	(117)	(14,702)	(1,107)	(1,794)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(4,305)	1,572	(2,902)	(7,274)
Class I	503	2,285	—	—
Increase (decrease) in net assets from capital transactions	(3,802)	3,857	(2,902)	(7,274)
Net increase (decrease) in net assets	6,949	19,641	(4,006)	7,410
Net Assets
Beginning of period	103,615	83,974	77,271	69,861
End of Period	$ 110,564	$ 103,615	$ 73,265	$ 77,271
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Intermediate Bond Series		Rampart Enhanced Core Equity Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 2,077	$ 4,685	$ 428	$ 932
Net realized gain (loss)	(365)	(931)	(1,705)	426
Net increase from payment by affiliate	—	2	—	—
Net change in unrealized appreciation (depreciation)	(2,947)	8,032	(4,001)	21,859
Increase (decrease) in net assets resulting from operations	(1,235)	11,788	(5,278)	23,217
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(23)	(4,273)	(13)	(1,109)
Class I	(—) (1)	(37)	—	—
Total Dividends and Distributions to Shareholders	(23)	(4,310)	(13)	(1,109)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(5,710)	(5,909)	(5,342)	(10,768)
Class I	(502)	201	—	—
Increase (decrease) in net assets from capital transactions	(6,212)	(5,708)	(5,342)	(10,768)
Net increase (decrease) in net assets	(7,470)	1,770	(10,633)	11,340
Net Assets
Beginning of period	117,855	116,085	97,185	85,845
End of Period	$ 110,385	$ 117,855	$ 86,552	$ 97,185

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA International Growth Series		Strategic Allocation Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 19	$ 1,578	$ 324	$ 1,052
Net realized gain (loss)	2,212	7,025	1,577	1,758
Net change in unrealized appreciation (depreciation)	(1,685)	16,044	5,688	16,841
Increase (decrease) in net assets resulting from operations	546	24,647	7,589	19,651
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(1,216)	(537)	(2,202)
Class I	—	(1)	—	—
Total Dividends and Distributions to Shareholders	—	(1,217)	(537)	(2,202)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(6,064)	(12,977)	(4,233)	(9,083)
Class I	—	1	—	—
Increase (decrease) in net assets from capital transactions	(6,064)	(12,976)	(4,233)	(9,083)
Net increase (decrease) in net assets	(5,518)	10,454	2,819	8,366
Net Assets
Beginning of period	148,100	137,646	87,902	79,536
End of Period	$ 142,582	$ 148,100	$ 90,721	$ 87,902
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Real Estate Securities Series
Class A
1/1/20 to 6/30/20(6)	$18.54	0.18	(2.69)	(2.51)	(0.01)	(0.21)	(0.22)	(2.73)	$15.81	(13.63) %	$ 62,637	1.14%	1.20%	2.21%	16%
1/1/19 to 12/31/19	16.40	0.30	4.20	4.50	(0.34)	(2.02)	(2.36)	2.14	18.54	27.42	77,044	1.16 (7)	1.20	1.57	44
1/1/18 to 12/31/18	19.23	0.28	(1.41)	(1.13)	(0.30)	(1.40)	(1.70)	(2.83)	16.40	(6.53)	65,357	1.16	1.19	1.54	20
1/1/17 to 12/31/17	20.31	0.25	0.92	1.17	(0.29)	(1.96)	(2.25)	(1.08)	19.23	5.97	77,564	1.16	1.21	1.24	24
1/1/16 to 12/31/16	22.85	0.34	1.17	1.51	(0.43)	(3.62)	(4.05)	(2.54)	20.31	6.82 (8)	81,243	1.17 (8)(9)	1.25	1.42 (8)	35
1/1/15 to 12/31/15	27.05	0.44	0.17	0.61	(0.37)	(4.44)	(4.81)	(4.20)	22.85	2.38	87,899	1.18 (9)	1.29	1.64	18
Class I
1/1/20 to 6/30/20(6)	$18.51	0.22	(2.70)	(2.48)	(0.01)	(0.21)	(0.22)	(2.70)	$15.81	(13.48) %	$ 3,636	0.89%	0.95%	2.78%	16%
1/1/19 to 12/31/19	16.35	0.40	4.14	4.54	(0.36)	(2.02)	(2.38)	2.16	18.51	27.78	2,173	0.91 (7)	0.95	2.04	44
1/1/18 to 12/31/18	19.19	0.34	(1.43)	(1.09)	(0.35)	(1.40)	(1.75)	(2.84)	16.35	(6.36)	215	0.91	0.94	1.85	20
1/1/17 to 12/31/17	20.27	0.30	0.93	1.23	(0.35)	(1.96)	(2.31)	(1.08)	19.19	6.25	207	0.91	0.96	1.49	24
1/1/16 to 12/31/16	22.81	0.35	1.22	1.57	(0.49)	(3.62)	(4.11)	(2.54)	20.27	7.10 (8)	199	0.92 (8)(9)	1.00	1.46 (8)	35
1/1/15 to 12/31/15	27.02	0.48	0.19	0.67	(0.44)	(4.44)	(4.88)	(4.21)	22.81	2.62	158	0.94 (9)	1.05	1.79	18

KAR Capital Growth Series
Class A
1/1/20 to 6/30/20(6)	$34.44	(0.07)	5.68	5.61	—	(0.29)	(0.29)	5.32	$39.76	16.31%	$257,270	1.03%	1.11%	(0.40) %	3%
1/1/19 to 12/31/19	25.62	(0.08)	10.22	10.14	—	(1.32)	(1.32)	8.82	34.44	39.87	232,834	1.03	1.11	(0.24)	9
1/1/18 to 12/31/18	31.40	(0.09)	(1.92)	(2.01)	—	(3.77)	(3.77)	(5.78)	25.62	(7.25)	187,160	1.03	1.11	(0.28)	15
1/1/17 to 12/31/17	24.09	(0.05)	8.75	8.70	—	(1.39)	(1.39)	7.31	31.40	36.07	224,253	1.03	1.13	(0.16)	21
1/1/16 to 12/31/16	24.91	— (10)	(0.22)	(0.22)	(0.60)	—	(0.60)	(0.82)	24.09	(0.86) (8)	185,519	1.04 (8)(9)	1.18	(0.10) (8)	23
1/1/15 to 12/31/15	22.79	(0.01)	2.13	2.12	—	—	—	2.12	24.91	9.26	210,094	1.04 (9)	1.21	(0.04)	19

KAR Small-Cap Growth Series
Class A
1/1/20 to 6/30/20(6)	$31.48	(0.17)	3.67	3.50	—	(0.04)	(0.04)	3.46	$34.94	11.11%	$102,619	1.16%	1.28%	(1.09) %	13%
1/1/19 to 12/31/19	26.70	(0.16)	10.00	9.84	—	(5.06)	(5.06)	4.78	31.48	37.31	96,996	1.19 (7)	1.28	(0.49)	11
1/1/18 to 12/31/18	28.66	(0.03)	3.66	3.63	—	(5.59)	(5.59)	(1.96)	26.70	11.66	80,309	1.19	1.27	(0.10)	20
1/1/17 to 12/31/17	21.61	(0.12)	8.93	8.81	—	(1.76)	(1.76)	7.05	28.66	40.85	79,597	1.19	1.30	(0.49)	18
1/1/16 to 12/31/16	18.75	(0.06)	4.85	4.79	—	(1.93)	(1.93)	2.86	21.61	25.92 (8)	63,008	1.20 (8)(9)	1.37	(0.37) (8)	18
1/1/15 to 12/31/15	20.73	(0.04)	0.23	0.19	—	(2.17)	(2.17)	(1.98)	18.75	0.73	55,872	1.20 (9)	1.41	(0.17)	18
Class I
1/1/20 to 6/30/20(6)	$32.33	(0.13)	3.76	3.63	—	(0.04)	(0.04)	3.59	$35.92	11.22%	$ 7,945	0.91%	1.03%	(0.85) %	13%
1/1/19 to 12/31/19	27.25	(0.08)	10.22	10.14	—	(5.06)	(5.06)	5.08	32.33	37.66	6,619	0.94 (7)	1.03	(0.25)	11
1/1/18 to 12/31/18	29.08	0.04	3.72	3.76	—	(5.59)	(5.59)	(1.83)	27.25	11.95	3,665	0.94	1.03	0.12	20
1/1/17 to 12/31/17	21.86	(0.06)	9.04	8.98	—	(1.76)	(1.76)	7.22	29.08	41.16	1,858	0.94	1.05	(0.24)	18
1/1/16 to 12/31/16	18.90	0.01	4.88	4.89	—	(1.93)	(1.93)	2.96	21.86	26.25 (8)	353	0.95 (8)(9)	1.12	(0.10) (8)	18
1/1/15 to 12/31/15	20.82	— (10)	0.25	0.25	—	(2.17)	(2.17)	(1.92)	18.90	1.01	179	0.96 (9)	1.17	(0.02)	18

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

KAR Small-Cap Value Series
Class A
1/1/20 to 6/30/20(6)	$15.78	0.05	0.01	0.06	—	—	(0.24)	(0.24)	—	(0.18)	$15.60	0.34%	$ 73,265	1.10%	1.34%	0.67%	13%
1/1/19 to 12/31/19	12.96	0.11	3.08	3.19	(0.15)	—	(0.22)	(0.37)	—	2.82	15.78	24.63	77,271	1.10	1.34	0.73	8
1/1/18 to 12/31/18	17.36	0.12	(2.72)	(2.60)	(0.15)	—	(1.65)	(1.80)	—	(4.40)	12.96	(15.88)	69,861	1.19 (7)	1.33	0.74	11
1/1/17 to 12/31/17	16.69	0.05	3.23	3.28	(0.12)	—	(2.49)	(2.61)	—	0.67	17.36	20.16	94,638	1.20	1.34	0.26	20
1/1/16 to 12/31/16	15.17	0.32	3.66	3.98	(0.34)	—	(2.12)	(2.46)	—	1.52	16.69	26.54 (8)	94,966	1.21 (8)(9)	1.40	1.85 (8)	22
1/1/15 to 12/31/15	17.03	0.09	(0.29)	(0.20)	(0.09)	—	(1.57)	(1.66)	—	(1.86)	15.17	(1.37)	92,834	1.22 (9)	1.43	0.56	16

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/20 to 6/30/20(6)	$ 9.28	0.17	(0.24)	(0.07)	— (10)	—	—	— (10)	—	(0.07)	$ 9.21	(0.73) %	$109,953	0.94% (11)(12)	0.93%	3.73%	49%
1/1/19 to 12/31/19	8.72	0.37	0.54	0.91	(0.35)	—	—	(0.35)	— (10)	0.56	9.28	10.47 (13)	116,901	0.94 (11)(12)	0.93	3.98	66
1/1/18 to 12/31/18	9.34	0.39	(0.64)	(0.25)	(0.37)	—	—	(0.37)	—	(0.62)	8.72	(2.66)	115,379	0.93	0.93	4.23	64
1/1/17 to 12/31/17	9.14	0.41	0.20	0.61	(0.41)	—	—	(0.41)	—	0.20	9.34	6.72	133,430	0.93	0.96	4.35	62
1/1/16 to 12/31/16	8.75	0.44	0.37	0.81	(0.42)	—	—	(0.42)	—	0.39	9.14	9.29 (8)	128,969	0.94 (8)(9)	1.00	4.82 (8)	68
1/1/15 to 12/31/15	9.25	0.45	(0.56)	(0.11)	(0.39)	—	—	(0.39)	— (10)	(0.50)	8.75	(1.26) (13)	134,558	0.95 (9)	1.03	4.89	55
Class I
1/1/20 to 6/30/20(6)	$ 9.27	0.18	(0.25)	(0.07)	— (10)	—	—	— (10)	—	(0.07)	$ 9.20	(0.73) %	$ 432	0.69% (11)(12)	0.68%	3.99%	49%
1/1/19 to 12/31/19	8.70	0.39	0.55	0.94	(0.37)	—	—	(0.37)	— (10)	0.57	9.27	10.89 (13)	954	0.69 (11)(12)	0.68	4.22	66
1/1/18 to 12/31/18	9.32	0.41	(0.63)	(0.22)	(0.40)	—	—	(0.40)	—	(0.62)	8.70	(2.41)	706	0.68	0.68	4.46	64
1/1/17 to 12/31/17	9.12	0.43	0.20	0.63	(0.43)	—	—	(0.43)	—	0.20	9.32	7.00	1,378	0.68	0.70	4.54	62
1/1/16 to 12/31/16	8.74	0.47	0.35	0.82	(0.44)	—	—	(0.44)	—	0.38	9.12	9.46 (8)	242	0.69 (8)(9)	0.75	5.08 (8)	68
1/1/15 to 12/31/15	9.24	0.47	(0.56)	(0.09)	(0.41)	—	—	(0.41)	— (10)	(0.50)	8.74	(1.00) (13)	213	0.70 (9)	0.78	5.11	55

Rampart Enhanced Core Equity Series
Class A
1/1/20 to 6/30/20(6)	$13.15	0.06	(0.77)	(0.71)	— (10)	—	—	— (10)	—	(0.71)	$12.44	(5.39) %	$ 86,552	0.98%	1.14%	1.00%	14%
1/1/19 to 12/31/19	10.34	0.12	2.84	2.96	(0.15)	—	—	(0.15)	—	2.81	13.15	28.67	97,185	0.98	1.13	1.00	27
1/1/18 to 12/31/18	12.00	0.11	(1.65)	(1.54)	(0.12)	—	—	(0.12)	—	(1.66)	10.34	(12.86)	85,845	0.98	1.14	0.97	26
1/1/17 to 12/31/17	11.97	0.12	2.58	2.70	(0.21)	(0.07)	(2.39)	(2.67)	—	0.03	12.00	22.96	111,386	0.98	1.16	0.96	241
1/1/16 to 12/31/16	13.67	0.25	1.01	1.26	(0.18)	—	(2.78)	(2.96)	—	(1.70)	11.97	9.41 (8)	104,587	0.99 (8)(9)	1.20	1.41 (8)	241 (14)
1/1/15 to 12/31/15	16.91	0.13	(1.55)	(1.42)	(0.14)	—	(1.68)	(1.82)	—	(3.24)	13.67	(8.91)	109,913	0.99 (9)	1.23	0.83	94

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

SGA International Growth Series
Class A
1/1/20 to 6/30/20(6)	$11.86	— (10)	0.07	0.07	—	—	—	0.07	$11.93	0.59%	$142,482	1.16%	1.18%	0.03%	19%
1/1/19 to 12/31/19	10.09	0.12	1.75	1.87	(0.10)	—	(0.10)	1.77	11.86	18.54	148,000	1.20 (7)(9)	1.21	1.08	140 (14)
1/1/18 to 12/31/18	12.50	0.24	(2.29)	(2.05)	(0.36)	—	(0.36)	(2.41)	10.09	(16.67)	137,562	1.18 (12)	1.17	1.97	40
1/1/17 to 12/31/17	10.95	0.15	1.59	1.74	(0.19)	—	(0.19)	1.55	12.50	15.95	183,403	1.18	1.21	1.24	81
1/1/16 to 12/31/16	14.01	0.08	(0.44)	(0.36)	(0.09)	(2.61)	(2.70)	(3.06)	10.95	(1.61) (8)	177,868	1.18 (8)(9)	1.26	0.62 (8)	83
1/1/15 to 12/31/15	16.67	0.35	(2.04)	(1.69)	(0.37)	(0.60)	(0.97)	(2.66)	14.01	(10.48)	209,990	1.19 (9)	1.30	2.16	104
Class I
1/1/20 to 6/30/20(6)	$11.83	0.02	0.07	0.09	—	—	—	0.09	$11.92	0.76%	$ 100	0.91%	0.93%	0.29%	19%
1/1/19 to 12/31/19	10.07	0.15	1.74	1.89	(0.13)	—	(0.13)	1.76	11.83	18.77	100	0.95 (7)(9)	0.96	1.30	140 (14)
1/1/18 to 12/31/18	12.48	0.27	(2.29)	(2.02)	(0.39)	—	(0.39)	(2.41)	10.07	(16.44)	84	0.93 (12)	0.92	2.23	40
1/1/17 to 12/31/17	10.94	0.17	1.59	1.76	(0.22)	—	(0.22)	1.54	12.48	16.17	100	0.93	0.96	1.48	81
1/1/16 to 12/31/16	13.99	0.11	(0.42)	(0.31)	(0.13)	(2.61)	(2.74)	(3.05)	10.94	(1.28) (8)	86	0.93 (8)(9)	1.01	0.88 (8)	83
1/1/15 to 12/31/15	16.65	0.38	(2.03)	(1.65)	(0.41)	(0.60)	(1.01)	(2.66)	13.99	(10.26)	87	0.94 (9)	1.05	2.39	104

Strategic Allocation Series
Class A
1/1/20 to 6/30/20(6)	$13.78	0.05	1.20	1.25	— (10)	(0.08)	(0.08)	1.17	$14.95	9.14%	$ 90,721	0.98%	1.00%	0.77%	16%
1/1/19 to 12/31/19	11.22	0.16	2.75	2.91	(0.17)	(0.18)	(0.35)	2.56	13.78	26.05	87,902	0.98	1.01	1.22	40
1/1/18 to 12/31/18	12.62	0.17	(0.89)	(0.72)	(0.18)	(0.50)	(0.68)	(1.40)	11.22	(5.89)	79,536	0.98	1.02	1.32	33
1/1/17 to 12/31/17	10.88	0.16	1.89	2.05	(0.23)	(0.08)	(0.31)	1.74	12.62	18.97	97,028	0.98	1.06	1.31	38
1/1/16 to 12/31/16	12.34	0.24	(0.14)	0.10	(0.21)	(1.35)	(1.56)	(1.46)	10.88	0.82 (8)	93,276	0.99 (8)(9)	1.09	1.96 (8)	114
1/1/15 to 12/31/15	14.30	0.25	(0.98)	(0.73)	(0.24)	(0.99)	(1.23)	(1.96)	12.34	(5.38)	106,825	0.99 (9)	1.13	1.79	75

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Annualized for periods less than one year.
(5)	The Series will also indirectly bear their prorated shares of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(8)	State Street Bank & Trust, custodian for some of the Series through January 29, 2010, reimbursed the Series for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets as follows:
Duff & Phelps Real Estate Securities Series 0.02% (Class A) and 0.03% (Class I),
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.09% (Class A) and 0.14% (Class I),
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04% (Class A) and 0.05% (Class I),
Rampart Enhanced Core Equity Series 0.46%,
SGA International Growth Series 0.04%,
Strategic Allocation Series 0.03%.
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Duff & Phelps Real Estate Securities Series 0.03%,
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.08%,
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04%,
Rampart Enhanced Core Equity Series 0.44%,
SGA International Growth Series 0.04%,
Strategic Allocation Series 0.03%.

(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Amount is less than $0.005 per share.
(11)	The share class is currently below its expense cap.
(12)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(13)	Payment from affiliate had no impact on total return.
(14)	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ subadviser and associated repositioning.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report, the Trust is comprised of eight series (each a “Series”), each reported in this semiannual report. Each Series has a distinct investment objective and is diversified.
The Series have the following investment objectives:
Series	Investment objective(s)
Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis.
KAR Capital Growth Series	Long-term growth of capital.
KAR Small-Cap Growth Series	Long-term capital growth.
KAR Small-Cap Value Series	Long-term capital appreciation.
Newfleet Multi-Sector Intermediate Bond Series	Long-term total return.
Rampart Enhanced Core Equity Series	Capital appreciation and current income.
SGA International Growth Series	High total return consistent with reasonable risk.
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk.
There is no guarantee that a Series will achieve its objective(s).
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of their financial statements, and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.
A.	Security Valuation
Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Series has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series, except where allocation of direct expense to each Series or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
I.	Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of June 30, 2020, the following Series had unfunded loan commitments as follows:

Unfunded Loan Commitment
Borrower	Newfleet Multi-Sector Intermediate Bond Series
Intelsat Jackson Holdings S.A.	$5
Neiman Marcus Group Ltd. LLC	8
Pathway Vet Alliance LLC	8

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
J.	Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities, a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Series under Master Securities Lending Agreements (“MSLA”) which permit the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Series to the same counterparty against amounts to be received and create one single net payment due to or from the Series.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Series’ results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Series.
A.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Series anticipates a significant market or sector advance. A Series doing so is subject to equity price risk in the normal course of pursuing its investment objective(s).
When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Series designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.
If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) from investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Series gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Series may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
The Rampart Enhanced Core Equity Series invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
The following is a summary of the Rampart Enhanced Core Equity Series’ derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of June 30, 2020:
Statement of Operations
Rampart Enhanced Core Equity Series
Net realized gain (loss) from purchased options	$ 3,589(1)
Net realized gain (loss) from written options	(5,536)
Net change in unrealized appreciation (depreciation) on purchased options	16 (2)
Net change in unrealized appreciation (depreciation) on written options	(30)
Total net realized and unrealized gain (loss) on purchased and written options	(1,961)
(1)	Amount included in Net realized gain (loss) from investments.
(2)	Amount included in Net change in unrealized appreciation (depreciation) on investments.
For the period January 1, 2020 through March 11, 2020, the average quarterly premiums paid by the Rampart Enhanced Core Equity Series for purchased options were $36 and the average quarterly premiums received for written options by the Rampart Enhanced Core Equity Series were $64. Effective March 12, 2020, the options overlay strategy was suspended, and effective June 18, 2020, it was removed from the investment strategy of the Fund.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadviser(s).
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
Rampart Enhanced Core Equity Series	0.70	0.65	0.60
SGA International Growth Series	0.75	0.70	0.65
Strategic Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400 Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
B.	Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve as of the end of the period is as follows:
Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM (1)
KAR Capital Growth Series	KAR (2)
KAR Small-Cap Growth Series	KAR (2)
KAR Small-Cap Value Series	KAR (2)
Newfleet Multi-Sector Intermediate Bond Series	Newfleet (3)
Rampart Enhanced Core Equity Series	Rampart (4)

Series	Subadviser
SGA International Growth Series	SGA (5)
Strategic Allocation Series
(Equity Portfolio)	KAR (2)
(Fixed Income Portfolio)	Newfleet (3)

(1)Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)Newfleet Asset Management, LLC (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus.
(4)Rampart Investment Management Company, LLC (“Rampart”), an indirect, wholly-owned subsidiary of Virtus. Effective June 18, 2020, the options overlay strategy was removed from the investment strategy of the Fund. Therefore, effective September 1, 2020, KAR will replace Rampart as the Fund’s subadviser.
(5)Sustainable Growth Advisers LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Series’ total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following percentages of average net assets, through April 30, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.14%	0.89%
KAR Capital Growth Series	1.03	N/A
KAR Small-Cap Growth Series	1.16	0.91
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94 ‡	0.69 ‡
Rampart Enhanced Core Equity Series	0.98	N/A
SGA International Growth Series	1.16	0.91
Strategic Allocation Series	0.98	N/A
‡	Each share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Series	2020	2021	2022	2023	Total
Duff & Phelps Real Estate Securities Series
Class A	$ 15	$ 24	$ 29	$ 19	$ 87
Class I	— (1)	— (1)	— (1)	1	1
KAR Capital Growth Series
Class A	103	172	183	87	545

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Expiration
Series	2020	2021	2022	2023	Total
KAR Small-Cap Growth Series
Class A	$ 37	$ 75	$ 86	$55	$253
Class I	1	3	5	4	13
KAR Small-Cap Value Series
Class A	62	117	181	82	442
Newfleet Multi-Sector Intermediate Bond Series
Class A	12	3	—	— (1)	15
Class I	— (1)	— (1)	—	— (1)	— (1)
Rampart Enhanced Core Equity Series
Class A	100	163	141	67	471
SGA International Growth Series
Class A	18	1	22	13	54
Class I	— (1)	— (1)	— (1)	— (1)	— (1)
Strategic Allocation Series
Class A	46	42	25	8	121

(1)	Amount is less than $500.
During the period ended June 30, 2020, the Adviser recaptured expenses previously waived for the following Series:
Series	Class A	Class I	Total
Newfleet Multi-Sector Intermediate Bond Series	$ 3	$ — (1)	$ 3
Strategic Allocation Series	— (1)	—	— (1)

(1)	Amount is less than $500.
E.	Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the period ended June 30, 2020 (the “period”), the Series incurred administration fees totaling $421 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended June 30, 2020, the Series incurred distribution fees totaling $1,090 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.	Payment from Affiliate
The KAR Capital Growth Series and the Strategic Allocation Series were reimbursed by the Subadviser for costs incurred due to an error in the processing of a corporate action of an investment during the period ended June 30, 2020.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2020.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, written options, and short-term investments) during the period ended June 30, 2020, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$12,344	$11,177
KAR Capital Growth Series	7,587	18,761
KAR Small-Cap Growth Series	12,309	16,799
KAR Small-Cap Value Series	8,992	14,950

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$46,182	$48,580
Rampart Enhanced Core Equity Series	11,719	18,186
SGA International Growth Series	26,206	30,142
Strategic Allocation Series	12,091	17,097
Purchases and sales of U.S. Government and agency securities during the period ended June 30, 2020, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$7,551	$8,819
Strategic Allocation Series	1,683	1,738

Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	242	$ 3,969	473	$ 9,341	31	$ 1,144	61	$ 1,930
Reinvestment of distributions	51	852	464	8,680	48	1,871	269	8,813
Shares repurchased	(488)	(7,785)	(767)	(14,846)	(370)	(13,016)	(875)	(27,970)
Net Increase / (Decrease)	(195)	$ (2,964)	170	$ 3,175	(291)	$ (10,001)	(545)	$ (17,227)
Class I
Shares sold	199	$ 3,152	128	$ 2,538	—	$ —	—	$ —
Reinvestment of distributions	3	49	12	224	—	—	—	—
Shares repurchased	(89)	(1,349)	(35)	(713)	—	—	—	—
Net Increase / (Decrease)	113	$ 1,852	105	$ 2,049	—	$ —	—	$ —

	KAR Small-Cap Growth Series				KAR Small-Cap Value Series
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	42	$ 1,297	61	$ 1,905	35	$ 468	41	$ 607
Reinvestment of distributions	3	109	443	13,810	70	1,107	114	1,794
Shares repurchased	(189)	(5,711)	(430)	(14,143)	(305)	(4,477)	(648)	(9,675)
Net Increase / (Decrease)	(144)	$ (4,305)	74	$ 1,572	(200)	$ (2,902)	(493)	$ (7,274)
Class I
Shares sold	73	$ 2,289	84	$ 2,760	—	$ —	—	$ —
Reinvestment of distributions	—	8	28	892	—	—	—	—
Shares repurchased	(57)	(1,794)	(42)	(1,367)	—	—	—	—
Net Increase / (Decrease)	16	$ 503	70	$ 2,285	—	$ —	—	$ —

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Newfleet Multi-Sector Intermediate Bond Series				Rampart Enhanced Core Equity Series
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	558	$ 5,132	809	$ 7,540	32	$ 382	76	$ 903
Reinvestment of distributions	2	23	464	4,273	1	13	87	1,109
Shares repurchased	(1,219)	(10,865)	(1,917)	(17,722)	(469)	(5,737)	(1,069)	(12,780)
Net Increase / (Decrease)	(659)	$ (5,710)	(644)	$ (5,909)	(436)	$ (5,342)	(906)	$ (10,768)
Class I
Shares sold	2	$ 15	24	$ 221	—	$ —	—	$ —
Reinvestment of distributions	—	—	4	37	—	—	—	—
Shares repurchased	(58)	(517)	(6)	(57)	—	—	—	—
Net Increase / (Decrease)	(56)	$ (502)	22	$ 201	—	$ —	—	$ —

	SGA International Growth Series				Strategic Allocation Series
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	121	$ 1,358	233	$ 2,616	37	$ 525	28	$ 355
Reinvestment of distributions	—	—	105	1,216	36	537	164	2,202
Shares repurchased	(660)	(7,422)	(1,493)	(16,809)	(386)	(5,295)	(900)	(11,640)
Net Increase / (Decrease)	(539)	$ (6,064)	(1,155)	$ (12,977)	(313)	$ (4,233)	(708)	$ (9,083)
Class I
Reinvestment of distributions	—	$ —	— (1)	$ 1	—	$ —	—	$ —
Net Increase / (Decrease)	—	$ —	— (1)	$ 1	—	$ —	—	$ —

(1)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of June 30, 2020, certain Series had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Series as detailed below:
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Real Estate Securities Series	75%	2
KAR Capital Growth Series	100	2
KAR Small-Cap Growth Series	92	2
KAR Small-Cap Value Series	100	2
Newfleet Multi-Sector Intermediate Bond Series	88	3
Rampart Enhanced Core Equity Series	99	2
SGA International Growth Series	98	2
Strategic Allocation Series	100	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, including hampering the ability of each Series’ portfolio manager(s) to invest each Series’ assets as intended.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At June 30, 2020, the following Series held securities issued by various companies in specific sectors as detailed below:
Series	Sector	Percentage of Total Investments
Duff & Phelps Real Estate Securities Series	Industrial/Office	27%
KAR Capital Growth Series	Information Technology	32
KAR Capital Growth Series	Consumer Discretionary	25
KAR Small-Cap Growth Series	Information Technology	25
KAR Small-Cap Value Series	Industrials	39
Rampart Enhanced Core Equity Series	Information Technology	28
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10.  Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Series held securities considered to be restricted at June 30, 2020:
Series	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Capital Growth Series	Disco Topco Holdings (Cayman) LP Class E	05/16/2020	$2,427	$2,427	1.0%
KAR Small-Cap Growth Series	Disco Topco Holdings (Cayman) LP Class E	05/16/2020	2,574	2,574	2.3
Strategic Allocation Series	Disco Topco Holdings (Cayman) LP Class E	05/16/2020	461	461	0.5
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Series and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Series to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of total net assets for KAR Capital Growth Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series, Newfleet Multi-Sector Intermediate Bond Series, Rampart Enhanced Core Equity Series, SGA International Growth Series, and Strategic Allocation Series or one-fifth of total net assets for Duff & Phelps Real Estate Securities Series in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Series and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Series had no outstanding borrowings at any time during the period ended June 30, 2020.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Series were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$ 56,207	$ 14,940	$ (5,486)	$ 9,454
KAR Capital Growth Series	94,829	164,276	(2,418)	161,858
KAR Small-Cap Growth Series	53,052	54,730	(835)	53,895
KAR Small-Cap Value Series	45,902	26,958	(1,991)	24,967
Newfleet Multi-Sector Intermediate Bond Series	110,511	3,467	(4,973)	(1,506)
Rampart Enhanced Core Equity Series	64,358	26,178	(4,774)	21,404
SGA International Growth Series	133,496	18,940	(9,831)	9,109
Strategic Allocation Series	62,220	29,449	(1,649)	27,800
At December 31, 2019, certain Series had capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$ 525	$4,203	$ 525	$4,203
Rampart Enhanced Core Equity Series	2,402	3,869	2,402	3,869
SGA International Growth Series	3,079	—	3,079	—
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2019, the following Series deferred qualified late year losses as follows:
Series	Late Year Ordinary Losses Deferred	Capital Loss Deferred
Duff & Phelps Real Estate Securities Series	$ —	$ 48
SGA International Growth Series	2	—
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The financial statements presented are compliant with the ASU No. 2018-13 amendments.
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Note 15. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that the following is the only subsequent event requiring recognition or disclosure in these financial statements.
Effective September 1, 2020, KAR will replace Rampart as the subadviser to Rampart Enhanced Core Equity Series and that Series’ name will be changed to Virtus KAR Equity Income Series.

CONSIDERATION OF SUBADVISORY AGREEMENT
FOR VIRTUS RAMPART ENHANCED CORE EQUITY SERIES
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Variable Insurance Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of advisory and subadvisory agreements for the Trust. At a video meeting held on June 17, 2020 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of Kayne Anderson Rudnick Investment Management, LLC (the “Subadviser”) as subadviser to Virtus Rampart Enhanced Core Equity Series (the “Series”) and approved a new investment subadvisory agreement with the Subadviser (the “Subadvisory Agreement”). In connection with the appointment of the Subadviser, the Board also considered and approved the name change from Virtus Rampart Enhanced Core Equity Series to Virtus KAR Equity Income Series.
In considering the proposal to appoint the Subadviser, the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. (“VIA”) and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether appointment of the Subadviser would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services to be provided by the Subadviser and its representatives to other Virtus Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Series and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
In making its determination with respect to the Subadvisory Agreement, the Board considered various factors, including:
Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the Meeting information provided by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. The Board noted that the Subadviser would provide portfolio management, compliance with the Series’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Series is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Series’ prospectuses and statement of additional information. In considering the approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Series; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that the Subadviser would provide a high quality of investment services to the Series.
Investment Performance. The Board considered certain information regarding hypothetical performance based upon a part of the portfolio of another Virtus Fund managed by the proposed Subadviser versus a peer group, an appropriate index and the Series’ historical performance as well as discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Subadviser and its representatives to other Virtus Funds, including quarterly performance reports prepared by management containing reviews of investment results.
Subadvisory Fee. The Board took into account that the Series’ subadvisory fees are paid by VIA out of its management fees rather than paid separately by the Series, so that the Series’ shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fee schedule under the Subadvisory Agreement was the same as the subadvisory fee schedule for subadvisers of the Trust’s other series. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.
Profitability and Economies of Scale. In considering the projected profitability to the Subadviser in connection with its relationship to the Series, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Series shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fees under the Subadvisory Agreement were the same as the subadvisory fees paid to the Series’ previous subadviser. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Series was not a material factor in approval of the Subadvisory Agreement. For similar reasons, and based upon the expected size of the Series to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Series was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationships with the Series. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Subadviser and VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Series to compensate it for providing selling activities, which could lead to growth in the Series’ assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and the Subadviser also provides

CONSIDERATION OF SUBADVISORY AGREEMENT
FOR VIRTUS RAMPART ENHANCED CORE EQUITY SERIES
BY THE BOARD OF TRUSTEES (Continued)
administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser in providing subadvisory services to the Series, other than the fee to be earned under the Subadvisory Agreement, although there may be certain indirect benefits gained, including to the extent that serving the Series could provide the opportunity to provide subadvisory services to additional series of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Subadvisory Agreement was in the best interests of the Series and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Series have adopted a liquidity risk management program (the “Program”) to govern the Series’ approach to managing liquidity risk, which is the risk that a Series would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Series. The Program is overseen by the Adviser as the Series’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Series’ liquidity risk, based on factors specific to the circumstances of the Series.
Assessment and management of a Series’ liquidity risk under the Program take into consideration certain factors, such as the Series’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Series portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 19-21, 2020, the Board received a report from the Program Administrator addressing the operation and management of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). The Board acknowledged that because the Review Period ended before 2020, it did not cover the more recent period of market volatility relating to the COVID-19 pandemic. The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Series. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Series’ prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in that Series may be subject.

Virtus Rampart Enhanced Core Equity Series,
a series of Virtus Variable Insurance Trust
Supplement dated June 18, 2020, to the Summary and Statutory Prospectuses and
Statement of Additional Information (SAI) dated April 30, 2020
IMPORTANT NOTICE TO INVESTORS
The Board of Trustees of Virtus Variable Insurance Trust, on behalf of Virtus Rampart Enhanced Core Equity Series (the “Series”), has approved the replacement of the Series’ current subadviser, Rampart Investment Management, LLC, with Kayne Anderson Rudnick Investment Management, LLC (“KAR”), effective on or about September 1, 2020.
In connection with the subadviser change, the Series’ name will be changed to Virtus KAR Equity Income Series and the current portfolio managers of the Series will be replaced with KAR portfolio managers. Additionally, as of the same date the other changes are effective, the principal investment strategies and certain principal risks set forth in the Series’ Prospectuses will be revised to reflect the strategies to be employed by KAR in managing the Series.
Additional information about the proposed change, as well as the resulting strategy and risk changes, will be distributed in an Information Statement to shareholders of the Series within 90 days after the effectiveness of the changes. The Series’ Prospectuses and SAI setting forth the amended disclosure will also be available at virtus.com and on the SEC’s website, www.sec.gov.
Investors should retain this supplement with the Prospectuses and Statement of Additional Information for future reference.
VVIT 8500/EnhancedCoreEquitySeriesChanges (06/2020)

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VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or Virtus.com.
8508	08-20

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/4/2020

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	9/4/2020

* Print the name and title of each signing officer under his or her signature.